UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2023

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2023 Semiannual Report

February 28, 2023

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Holdings Summaries      (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 28, 2023[1] (% of net assets)
U.S. Treasury Repurchase Agreements	59.0%
U.S. Government Agency Debt	26.7
U.S. Government Agency Repurchase Agreements	6.9
U.S. Treasury Debt	6.3
Investment Companies	1.3
Other Assets and Liabilities, Net[2]	(0.2)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2023[1] (% of net assets)
Other Repurchase Agreements	24.4%
Financial Company Commercial Paper	17.8
Certificates of Deposit	16.1
U.S. Treasury Repurchase Agreements	14.0
Asset Backed Commercial Paper	12.0
Non-Negotiable Time Deposits	8.3
Non-Financial Company Commercial Paper	6.5
Variable Rate Demand Note	0.5
U.S. Government Agency Debt	0.4
Other Instrument	0.3
Other Assets and Liabilities, Net[2]	(0.3)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2023[1] (% of net assets)
Other Repurchase Agreements	25.6%
Financial Company Commercial Paper	16.3
Certificates of Deposit	15.2
U.S. Treasury Repurchase Agreements	13.7
Asset Backed Commercial Paper	13.6
Non-Negotiable Time Deposits	8.7
Non-Financial Company Commercial Paper	6.2
U.S. Government Agency Debt	0.4
Other Instrument	0.2
Other Assets and Liabilities, Net[2]	0.1
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	3

Holdings Summaries (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2023[1,3] (% of net assets)
Variable Rate Demand Notes	85.0%
Non-Financial Company Commercial Paper	7.3
Other Municipal Securities	6.2
Other Assets and Liabilities, Net[2]	1.5
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2023[1] (% of net assets)
U.S. Treasury Repurchase Agreements	87.9%
U.S. Treasury Debt	12.4
Other Assets and Liabilities, Net[2]	(0.3)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2023[1] (% of net assets)
U.S. Treasury Debt	107.8%
Other Assets and Liabilities, Net[2]	(7.8)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Expense Examples (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	5

Expense Examples (unaudited)

Government Obligations Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[1] (9/1/2022 to 2/28/2023)
Class A Actual[2]	$1,000.00	$1,014.46	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,015.21	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class P Actual[2]	$1,000.00	$1,017.46	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75
Class T Actual[2]	$1,000.00	$1,016.21	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class U Actual[2]	$1,000.00	$1,017.62	$0.60
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60
Class V Actual[2]	$1,000.00	$1,016.71	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class X Actual[2]	$1,000.00	$1,017.52	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class Y Actual[2]	$1,000.00	$1,015.96	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,017.32	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.40%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2023 of 1.45%, 1.52%, 1.75%, 1.62%, 1.76%, 1.67%, 1.75%, 1.60% and 1.73% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[3] (9/1/2022 to 2/28/2023)
Class T Actual[4]	$1,000.00	$1,017.70	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class V Actual[4]	$1,000.00	$1,018.21	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class Y Actual[4]	$1,000.00	$1,017.45	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[4]	$1,000.00	$1,018.71	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.20% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2023 of 1.77%, 1.82%, 1.75%, and 1.87% for Class T, Class V, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[1] (9/1/2022 to 2/28/2023)
Class A Actual[2]	$1,000.00	$1,015.76	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class T Actual[2]	$1,000.00	$1,017.52	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class V Actual[2]	$1,000.00	$1,018.02	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class X Actual[2]	$1,000.00	$1,018.83	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class Y Actual[2]	$1,000.00	$1,017.27	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,018.53	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2023 of 1.58%, 1.75%, 1.80%, 1.88%, 1.73%, and 1.85% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[3] (9/1/2022 to 2/28/2023)
Class A Actual[4]	$1,000.00	$1,008.31	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class T Actual[4]	$1,000.00	$1,010.06	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class V Actual[4]	$1,000.00	$1,010.56	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class Y Actual[4]	$1,000.00	$1,009.81	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[4]	$1,000.00	$1,011.06	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.45%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2023 of 0.83%, 1.01%, 1.06%, 0.98%, and 1.11% for Class A, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	7

Expense Examples (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[1] (9/1/2022 to 2/28/2023)
Class A Actual[2]	$1,000.00	$1,014.98	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,015.73	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class P Actual[2]	$1,000.00	$1,018.01	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75
Class T Actual[2]	$1,000.00	$1,016.74	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class V Actual[2]	$1,000.00	$1,017.24	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class X Actual[2]	$1,000.00	$1,018.05	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class Y Actual[2]	$1,000.00	$1,016.49	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,017.85	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2023 of 1.50%, 1.57%, 1.80%, 1.67%, 1.72%, 1.80%, 1.65%, and 1.78% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2022)	Ending Account Value (2/28/2023)	Expenses Paid During Period[1] (9/1/2022 to 2/28/2023)
Class A Actual[2]	$1,000.00	$1,014.41	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,015.16	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class T Actual[2]	$1,000.00	$1,016.16	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class V Actual[2]	$1,000.00	$1,016.67	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class Y Actual[2]	$1,000.00	$1,015.91	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,017.17	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.40%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2023 of 1.44%, 1.52%, 1.62%, 1.67%, 1.59% and 1.72% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Government
Agency Debt – 26.7%
Federal Farm Credit Bank
4.570% (SOFR + 0.020%), 03/01/2023 △	$345,000	$345,000
4.585% (SOFR + 0.035%), 03/17/2023 △	42,886	42,886
4.565% (SOFR + 0.015%), 03/20/2023 △	225,000	225,000
4.585% (SOFR + 0.035%), 04/21/2023 △	45,000	45,000
4.585% (SOFR + 0.035%), 04/27/2023 △	167,000	167,000
4.585% (SOFR + 0.035%), 05/04/2023 △	160,000	160,000
4.930% (SOFR + 0.380%), 05/08/2023 △	39,000	39,025
4.575% (SOFR + 0.025%), 05/09/2023 △	100,000	100,000
4.585% (SOFR + 0.035%), 05/12/2023 △	173,000	173,000
4.585% (SOFR + 0.035%), 05/19/2023 △	120,000	120,000
4.580% (SOFR + 0.030%), 06/14/2023 △	120,000	120,000
4.208%, 06/21/2023 ⊙	50,000	49,354
4.575% (SOFR + 0.025%), 07/07/2023 △	67,000	67,000
4.585% (SOFR + 0.035%), 07/12/2023 △	250,000	249,995
4.568% (SOFR + 0.018%), 07/14/2023 △	300,000	299,997
3.599%, 08/08/2023 ⊙	100,000	98,422
4.575% (SOFR + 0.025%), 08/10/2023 △	90,000	90,000
4.830%, 08/16/2023	100,000	100,000
4.568% (SOFR + 0.018%), 08/21/2023 △	150,000	149,975
4.575% (SOFR + 0.025%), 08/28/2023 △	70,000	70,000
4.580% (SOFR + 0.030%), 08/28/2023 △	84,000	84,000
3.620%, 09/08/2023 ⊙	94,000	92,220
4.575% (SOFR + 0.025%), 09/08/2023 △	45,000	45,000
4.590% (SOFR + 0.040%), 09/20/2023 △	93,000	93,000
4.575% (SOFR + 0.025%), 09/27/2023 △	91,000	91,000
4.600% (SOFR + 0.050%), 09/28/2023 △	63,000	63,000
4.600% (SOFR + 0.050%), 09/29/2023 △	15,000	15,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.580% (SOFR + 0.030%), 10/13/2023 △	$115,000	$115,000
4.595% (SOFR + 0.045%), 10/16/2023 △	121,000	121,000
4.500%, 10/17/2023	100,000	100,000
4.580% (SOFR + 0.030%), 10/20/2023 △	53,000	53,000
4.850%, 11/01/2023	150,000	150,000
4.580% (U.S. Federal Funds Effective Rate + 0.000%), 11/15/2023 △	50,000	49,998
4.578% (SOFR + 0.028%), 12/04/2023 △	100,000	99,998
4.610% (SOFR + 0.060%), 12/13/2023 △	52,000	52,000
4.620% (SOFR + 0.070%), 12/14/2023 △	50,000	50,000
4.610% (SOFR + 0.060%), 12/27/2023 △	74,000	74,000
4.605% (SOFR + 0.055%), 01/03/2024 △	100,000	100,000
4.605% (SOFR + 0.055%), 01/10/2024 △	73,000	73,000
4.600% (SOFR + 0.050%), 01/18/2024 △	95,000	95,000
4.670% (SOFR + 0.120%), 01/22/2024 △	25,000	25,018
4.590% (SOFR + 0.040%), 01/25/2024 △	200,000	200,000
4.590% (SOFR + 0.040%), 02/02/2024 △	245,000	245,000
4.590% (SOFR + 0.040%), 02/09/2024 △	95,000	95,000
4.602% (SOFR + 0.053%), 02/13/2024 △	100,000	99,993
4.595% (SOFR + 0.045%), 02/15/2024 △	75,000	75,000
4.595% (U.S. Federal Funds Effective Rate + 0.015%), 02/22/2024 △	75,000	75,000
4.595% (SOFR + 0.045%), 03/01/2024 △	54,000	54,000
4.590% (SOFR + 0.040%), 03/04/2024 △	58,000	58,000
4.625% (SOFR + 0.075%), 03/06/2024 △	75,000	75,000
4.600% (SOFR + 0.050%), 03/11/2024 △	75,000	75,000
4.595% (SOFR + 0.045%), 03/15/2024 △	120,000	120,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.595% (U.S. Federal Funds Effective Rate + 0.015%), 04/08/2024 △	$50,000	$49,994
4.630% (SOFR + 0.080%), 04/26/2024 △	105,000	105,000
4.635% (SOFR + 0.085%), 05/15/2024 △	100,000	99,994
4.640% (U.S. Federal Funds Effective Rate + 0.060%), 06/24/2024 △	175,000	174,997
4.715% (SOFR + 0.165%), 06/27/2024 △	148,000	148,050
4.635% (SOFR + 0.085%), 07/01/2024 △	45,000	45,000
4.695% (SOFR + 0.145%), 07/10/2024 △	150,000	150,000
4.645% (SOFR + 0.095%), 07/18/2024 △	30,000	30,000
4.635% (SOFR + 0.085%), 07/22/2024 △	93,300	93,292
4.650% (SOFR + 0.100%), 08/01/2024 △	20,000	20,000
4.650% (SOFR + 0.100%), 08/08/2024 △	32,000	32,000
4.665% (SOFR + 0.115%), 08/14/2024 △	175,000	175,000
4.640% (SOFR + 0.090%), 08/26/2024 △	100,000	100,000
4.650% (SOFR + 0.100%), 08/26/2024 △	85,000	85,000
4.685% (SOFR + 0.135%), 09/05/2024 △	70,000	70,000
4.655% (U.S. Federal Funds Effective Rate + 0.075%), 09/13/2024 △	125,000	124,991
4.640% (SOFR + 0.090%), 09/16/2024 △	55,000	55,000
4.650% (U.S. Federal Funds Effective Rate + 0.070%), 09/16/2024 △	50,000	50,000
4.610% (SOFR + 0.060%), 09/26/2024 △	20,000	19,976
4.650% (U.S. Federal Funds Effective Rate + 0.070%), 10/04/2024 △	100,000	100,000
4.650% (SOFR + 0.100%), 10/07/2024 △	50,000	50,000
4.690% (SOFR + 0.140%), 10/10/2024 △	375,000	374,967

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.730% (SOFR + 0.180%), 10/16/2024 △	$160,000	$160,092
4.660% (SOFR + 0.110%), 10/17/2024 △	60,000	60,000
4.670% (SOFR + 0.120%), 10/25/2024 △	150,000	150,000
4.710% (SOFR + 0.160%), 10/28/2024 △	400,000	400,066
4.680% (SOFR + 0.130%), 11/01/2024 △	60,000	60,000
4.690% (SOFR + 0.140%), 11/07/2024 △	50,000	50,000
4.710% (U.S. Federal Funds Effective Rate + 0.140%), 11/14/2024 △	50,000	50,000
4.740% (SOFR + 0.190%), 11/25/2024 △	158,000	158,088
4.740% (SOFR + 0.200%), 12/05/2024 △	225,000	225,000
4.740% (SOFR + 0.210%), 12/12/2024 △	100,000	100,000
4.750% (U.S. Federal Funds Effective Rate + 0.180%), 12/16/2024 △	50,000	50,000
4.720% (SOFR + 0.180%), 12/19/2024 △	40,000	40,000
4.760% (SOFR + 0.190%), 12/27/2024 △	150,000	150,000
4.730% (SOFR + 0.180%), 01/03/2025 △	130,000	130,000
4.750% (U.S. Federal Funds Effective Rate + 0.170%), 01/06/2025 △	75,000	75,000
4.740% (SOFR + 0.180%), 01/17/2025 △	60,000	60,000
4.720% (SOFR + 0.170%), 01/23/2025 △	25,000	25,000
4.710% (SOFR + 0.160%), 01/30/2025 △	30,000	30,000
4.660% (SOFR + 0.110%), 02/14/2025 △	23,000	22,973
4.700% (SOFR + 0.150%), 02/14/2025 △	100,000	100,000
4.680% (SOFR + 0.130%), 02/28/2025 △	125,000	125,000
Federal Home Loan Bank
4.429%, 03/01/2023 ⊙	550,000	550,000
4.439%, 03/03/2023 ⊙	100,000	99,976
4.600% (SOFR + 0.050%), 03/03/2023 △	100,000	100,000
4.509%, 03/08/2023 ⊙	700,000	699,395

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.605% (SOFR + 0.055%), 03/09/2023 △	$100,000	$100,000
1.250%, 03/14/2023	335,000	335,000
4.552%, 03/15/2023 ⊙	100,000	99,825
4.375%, 03/17/2023 ⊙	200,000	199,616
4.478%, 03/20/2023 ⊙	425,000	424,009
4.583%, 03/22/2023 ⊙	200,000	199,473
4.620% (SOFR + 0.070%), 03/28/2023 △	100,000	100,000
4.620% (SOFR + 0.070%), 04/03/2023 △	75,000	75,000
4.603%, 04/05/2023 ⊙	300,000	298,676
2.350%, 04/06/2023	150,000	150,000
4.684%, 04/10/2023 ⊙	250,000	248,717
2.400%, 04/11/2023	200,000	200,000
2.650%, 04/13/2023	100,000	100,000
2.450%, 04/14/2023	100,000	100,000
2.750%, 04/14/2023	100,000	100,000
4.610% (SOFR + 0.060%), 04/18/2023 △	200,000	200,000
4.590% (SOFR + 0.040%), 05/03/2023 △	200,000	200,000
2.125%, 05/05/2023	65,000	64,983
2.160%, 05/05/2023 ⊙	150,000	149,423
4.595% (SOFR + 0.045%), 05/08/2023 △	200,000	200,000
4.615% (SOFR + 0.065%), 05/08/2023 △	100,000	100,000
3.194%, 05/10/2023 ⊙	190,000	188,836
4.585% (SOFR + 0.035%), 05/19/2023 △	137,000	137,000
4.590% (SOFR + 0.040%), 05/26/2023 △	100,000	100,000
4.580% (SOFR + 0.030%), 06/07/2023 △	100,000	100,000
2.800%, 06/16/2023	100,000	100,000
2.240%, 06/23/2023	150,000	149,996
2.200%, 06/28/2023	100,000	100,000
2.250%, 06/30/2023	100,000	100,000
4.600% (SOFR + 0.050%), 07/10/2023 △	100,000	100,000
3.173%, 07/13/2023 ⊙	150,000	148,252
4.575% (SOFR + 0.025%), 07/14/2023 △	60,000	60,000
4.600% (SOFR + 0.050%), 07/18/2023 △	100,000	100,000
4.600% (SOFR + 0.050%), 07/24/2023 △	200,000	200,000
4.590% (SOFR + 0.040%), 08/10/2023 △	100,000	100,000
4.580% (SOFR + 0.030%), 08/11/2023 △	100,000	100,000
3.510%, 08/28/2023	50,000	49,788
3.375%, 09/01/2023	50,000	49,933

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
3.625%, 09/06/2023	$100,000	$99,978
3.375%, 09/08/2023	43,400	43,190
4.086%, 09/21/2023 ⊙	100,000	97,716
4.575% (SOFR + 0.025%), 10/02/2023 △	30,000	30,000
4.375%, 11/06/2023	100,000	100,000
4.640% (SOFR + 0.090%), 12/27/2023 △	150,000	150,000
4.630% (SOFR + 0.080%), 01/24/2024 △	50,000	50,000
4.640% (SOFR + 0.090%), 04/19/2024 △	75,000	75,000
Federal Home Loan Mortgage Corporation
2.100%, 03/30/2023	125,000	125,000
2.350%, 04/05/2023	150,000	150,000
2.350%, 04/05/2023	162,500	162,500
2.350%, 04/12/2023	100,000	100,000
2.650%, 05/23/2023	100,000	100,000
4.675% (SOFR + 0.125%), 05/03/2024 △	100,000	100,000
Total U.S. Government Agency Debt (Cost $18,260,643)		18,260,643

U.S. Treasury Debt – 6.3%
U.S. Treasury Bills
4.474%, 03/07/2023 ⊙	350,000	349,742
3.525%, 03/16/2023 ⊙	275,000	274,602
4.568%, 03/21/2023 ⊙	125,000	124,687
1.882%, 04/20/2023 ⊙	320,000	319,175
U.S. Treasury Notes
4.842% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 △	450,000	450,003
0.125%, 05/31/2023	375,000	373,048
4.837% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 △	340,000	340,007
4.843% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 △	250,000	250,003
4.793% (3 Month U.S. Treasury Money Market Yield – 0.015%), 01/31/2024 △	525,000	525,086

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR/SHARES	VALUE ✇
4.733% (3 Month U.S. Treasury Money Market Yield – 0.075%), 04/30/2024 △	$900,000	$899,523
4.845% (3 Month U.S. Treasury Money Market Yield + 0.037%), 07/31/2024 △	420,000	419,967
Total U.S. Treasury Debt (Cost $4,325,843)		4,325,843

Investment Companies Ω – 1.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.412%	225,000,000	225,000
Deutsche Government Money Market Series Fund, Institutional Class, 4.500%	225,000,000	225,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 4.469%	225,000,000	225,000
Invesco Government & Agency Portfolio, Institutional Class, 4.513%	225,000,000	225,000
Total Investment Companies (Cost $900,000)		900,000

U.S. Government Agency Repurchase Agreements – 6.9%
Fixed Income Clearing Corp.
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $4,000,506 (collateralized by various government agency obligations: Total market value $4,080,000)	$4,000,000	$4,000,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
4.550%, dated 02/23/2023, matures 03/02/2023, repurchase price $700,175 (collateralized by various government agency obligations: Total market value $714,000)	$700,000	$700,000
Total U.S. Government Agency Repurchase Agreements (Cost $4,700,000)		4,700,000

U.S. Treasury Repurchase Agreements – 59.0%
Bank of Nova Scotia
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $663,087 (collateralized by U.S. Treasury obligations: Total market value $676,264)	663,004	663,004
Barclays Capital Inc.
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
BMO Capital Markets Corp.
4.000%, dated 02/28/2023, matures 03/01/2023, repurchase price $200,022 (collateralized by U.S. Treasury obligations: Total market value $201,082)	200,000	200,000
BNP Paribas
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.660%, dated 02/17/2023, matures 04/17/2023, repurchase price $301,864 (collateralized by U.S. Treasury obligations: Total market value $306,000) Ø	$300,000	$300,000
CIBC World Markets Corp.
4.550%, dated 02/16/2023, matures 03/16/2023, repurchase price $1,603,236 (collateralized by U.S. Treasury obligations: Total market value $1,634,682) Ø	1,600,000	1,600,000
Credit Agricole Corporate and Investment Bank
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $580,201 (collateralized by U.S. Treasury obligations: Total market value $591,731)	580,129	580,129
4.550%, dated 02/22/2023, matures 03/22/2023, repurchase price $451,251 (collateralized by U.S. Treasury obligations: Total market value $459,000) Ø	450,000	450,000
Federal Reserve Bank of New York
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $26,403,337 (collateralized by U.S. Treasury obligations: Total market value $26,403,337)	26,400,000	26,400,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp.
3.750%, dated 02/28/2023, matures 03/01/2023, repurchase price $200,021 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
4.150%, dated 02/28/2023, matures 03/01/2023, repurchase price $250,029 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $225,028 (collateralized by U.S. Treasury obligations: Total market value $229,523)	225,000	225,000
4.520%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $2,600,329 (collateralized by U.S. Treasury obligations: Total market value $2,652,000)	2,600,000	2,600,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $3,000,379 (collateralized by U.S. Treasury obligations: Total market value $3,060,001)	3,000,000	3,000,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.560%, dated 02/28/2023, matures 03/01/2023, repurchase price $600,076 (collateralized by U.S. Treasury obligations: Total market value $612,001)	$600,000	$600,000
Goldman Sachs & Co. LLC
2.750%, dated 02/28/2023, matures 03/01/2023, repurchase price $400,031 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $1,900,240 (collateralized by U.S. Treasury obligations: Total market value $1,938,000)	1,900,000	1,900,000
HSBC Securities (USA), Inc.
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,019)	150,000	150,000
ING Financial Markets LLC
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $50,006 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
4.550%, dated 02/24/2023, matures 03/03/2023, repurchase price $100,038 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Government Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
4.550%, dated 02/28/2023, matures 03/07/2023, repurchase price $50,044 (collateralized by U.S. Treasury obligations: Total market value $51,000)	$50,000	$50,000
RBC Dominion Securities Inc.
4.490%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
TD Securities (USA) LLC
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $200,025 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000

Total U.S. Treasury Repurchase Agreements (Cost $40,418,133)		40,418,133

Total Investments – 100.2% (Cost $68,604,619)		68,604,619

Other Assets and Liabilities, Net – (0.2)%		(137,691)

Total Net Assets – 100.0%		$68,466,928

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2023.
⊙	Rate shown is the annualized yield as of February 28, 2023.
Ω	The rate shown is the annualized seven-day yield as of February 28, 2023.
Ø	The maturity date shown represents the next put date.

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 17.8%
Australia & New Zealand Banking Group Ltd
5.130% (SOFR + 0.580%), 04/05/2023 △ ■	$5,000	$5,002
Bank of Montreal
5.050% (SOFR + 0.500%), 10/03/2023 △	10,000	10,018
Bank of Nova Scotia
5.210% (SOFR + 0.660%), 09/05/2023 △ ■	5,000	5,011
Barclays US CCP
4.664%, 03/09/2023 ⊙	10,000	9,989
4.664%, 03/17/2023 ⊙	5,000	4,989
BofA Securities, Inc.
5.050% (SOFR + 0.500%), 03/20/2023 △	5,000	5,001
5.150% (SOFR + 0.600%), 03/23/2023 △	5,000	5,001
CDP Financial Inc
4.846%, 05/09/2023 ⊙	5,000	4,954
4.999%, 11/01/2023 ⊙	3,500	3,379
Commonwealth Bank of Australia
4.910% (SOFR + 0.360%),
04/27/2023 △ ■	10,000	10,004
DZ Bank AG/NY
4.603%, 03/06/2023 ⊙	10,000	9,993
4.613%, 03/10/2023 ⊙	10,000	9,987
4.613%, 03/13/2023 ⊙	10,000	9,984
National Australia Bank Ltd
5.190% (SOFR + 0.640%), 05/04/2023 △ ■	10,000	10,009
NRW.Bank
4.598%, 03/03/2023 ⊙	20,000	19,992
4.608%, 03/07/2023 ⊙	30,000	29,974
Skandinaviska Enskilda
Banken AB
4.800% (SOFR + 0.250%), 07/25/2023 △ ■	10,000	10,005
4.700% (SOFR + 0.150%), 08/23/2023 △ ■	4,000	4,000
Svenska Handelsbanken SA
4.950% (SOFR + 0.400%), 03/01/2023 △ ■	1,866	1,866
Toronto Dominion Bank
5.069%, 05/31/2023 ⊙	10,000	9,881
5.320% (U.S. Federal Funds Effective Rate + 0.740%), 11/15/2023 △ ■	5,000	5,019
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
USAA Capital Corp 4.593%, 03/01/2023 ⊙	$15,000	$14,998
Westpac Banking Corp
4.950% (SOFR + 0.400%), 04/03/2023 △ ■	5,000	5,001
Total Financial Company Commercial Paper (Cost $203,995)		204,057

Certificates of Deposit – 16.1%
Bank of Nova Scotia/Houston
5.230% (SOFR + 0.680%), 05/22/2023 △	5,000	5,006
4.900% (SOFR + 0.350%), 11/07/2023 △	4,000	4,001
Canadian Imperial Bank of Commerce/NY
4.970% (U.S. Federal Funds Effective Rate + 0.400%), 06/28/2023 △	5,000	5,005
Commonwealth Bank of Australia/NY
5.240% (SOFR + 0.690%), 06/05/2023 △	5,000	5,007
4.870% (SOFR + 0.320%), 10/31/2023 △	10,000	10,006
Cooperatieve Rabobank UA/NY
5.070% (SOFR + 0.520%), 03/20/2023 △	7,000	7,002
Credit Industriel et Commercial/NY
5.120% (SOFR + 0.570%), 03/03/2023 △	5,000	5,000
5.170% (SOFR + 0.620%), 05/08/2023 △	5,000	5,005
Mizuho Bank Ltd/NY
4.800% (SOFR + 0.250%), 07/25/2023 △	10,000	10,004
4.790% (SOFR + 0.240%), 08/08/2023 △	10,000	10,002
4.740% (SOFR + 0.190%), 08/16/2023 △	3,000	3,000
Nordea Bank ABP/NY
4.940% (SOFR + 0.390%), 03/24/2023 △	10,000	10,002
State Street Bank & Trust
4.850% (SOFR + 0.300%), 03/27/2023 △	5,000	5,000
5.230% (SOFR + 0.680%), 07/14/2023 △	6,350	6,359

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Sumitomo Mitsui Bank/NY
4.800% (SOFR + 0.250%), 08/02/2023 △	$10,000	$10,002
4.740% (SOFR + 0.190%), 08/17/2023 △	3,000	3,000
Sumitomo Mitsui Trust/NY
4.550%, 03/01/2023	30,000	30,000
4.830% (SOFR + 0.280%), 05/12/2023 △	10,000	10,005
4.750% (SOFR + 0.200%), 06/01/2023 △	5,000	5,001
4.700% (SOFR + 0.150%), 06/16/2023 △	5,000	5,000
Svenska Handelsbanken/NY
4.790% (SOFR + 0.240%), 07/24/2023 △	5,000	5,002
4.730% (SOFR + 0.180%), 08/15/2023 △	10,000	10,001
Toronto Dominion Bank/NY
3.010%, 06/09/2023	2,000	1,990
Westpac Banking Corp
4.980% (SOFR + 0.430%), 06/06/2023 △	4,150	4,153
Westpac Banking Corp/NY
5.110% (SOFR + 0.560%), 03/03/2023 △	5,000	5,000
5.200% (SOFR + 0.650%), 05/02/2023 △	5,000	5,005
Total Certificates of Deposit (Cost $184,491)		184,558

Asset Backed
Commercial Paper – 12.0%
CAFCO LLC
4.917%, 03/14/2023 ⊙	5,000	4,991
4.917%, 03/16/2023 ⊙	5,000	4,990
4.887%, 04/12/2023 ⊙	7,000	6,961
4.917%, 05/04/2023 ⊙	5,000	4,957
Collateralized Commercial
Paper FLEX Co., LLC
4.920% (SOFR + 0.370%), 03/14/2023 △ ■	3,000	3,000
5.010% (SOFR + 0.460%), 05/09/2023 △ ■	10,000	10,007
4.800% (SOFR + 0.250%), 08/08/2023 △ ■	5,000	5,001
Fairway Finance Co LLC
4.750% (SOFR + 0.200%), 08/15/2023 △ ■	5,000	4,999
Liberty Street Funding LLC
4.867%, 03/14/2023 ⊙	7,000	6,987
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
4.917%, 03/28/2023 ⊙	$5,000	$4,982
4.917%, 04/05/2023 ⊙	5,000	4,977
4.917%, 05/09/2023 ⊙	5,000	4,954
4.948%, 07/18/2023 ⊙	4,450	4,364
Longship Funding LLC
4.644%, 03/16/2023 ⊙	10,000	9,980
Manhattan Asset Funding Co
4.846%, 03/27/2023 ⊙	6,000	5,979
4.786%, 03/29/2023 ⊙	5,000	4,982
4.867%, 05/31/2023 ⊙	5,000	4,939
Mont Blanc Capital Corp
4.715%, 03/15/2023 ⊙	5,000	4,990
Old Line Funding LLC
5.200% (U.S. Federal Funds Effective Rate + 0.620%), 05/03/2023 △ ■	5,000	5,001
4.800% (U.S. Federal Funds Effective Rate + 0.230%), 05/22/2023 △ ■	5,000	5,001
4.887%, 06/22/2023 ⊙	5,000	4,922
4.890% (SOFR + 0.340%), 11/07/2023 △ ■	10,000	10,001
Thunder Bay Funding LLC
4.990% (U.S. Federal Funds Effective Rate + 0.420%), 04/17/2023 △ ■	5,000	5,002
5.200% (U.S. Federal Funds Effective Rate + 0.620%), 05/03/2023 △ ■	5,000	5,001
Total Asset Backed Commercial Paper (Cost $136,961)		136,968

Non-Negotiable Time Deposits – 8.3%
Canadian Imperial Bank of Commerce, Toronto Branch
4.540%, 03/01/2023	50,000	50,000
Credit Agricole Corporate and Investment Bank, New York Branch
4.550%, 03/01/2023	45,000	45,000
Total Non-Negotiable Time Deposits (Cost $95,000)		95,000

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Non-Financial Company
Commercial Paper – 6.5%
Colgate-Palmolive Co
4.573%, 03/01/2023 ⊙	$20,000	$19,998
John Deere Canada ULC
4.593%, 03/15/2023 ⊙	10,000	9,981
TotalEnergies Capital
Canada Ltd
4.633%, 03/02/2023 ⊙	15,000	14,996
4.654%, 03/08/2023 ⊙	7,000	6,993
4.654%, 03/14/2023 ⊙	15,000	14,973
Toyota Motor Credit Corp
5.171%, 05/30/2023 ⊙	8,000	7,903
Total Non-Financial Company Commercial Paper (Cost $74,848)		74,844

Variable Rate
Demand Note – 0.5%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank) 4.600%, 03/07/2023 # Ø (Cost $5,500)	5,500	5,500

U.S. Government
Agency Debt – 0.4%
Federal Home Loan Bank 1.250%, 03/14/2023 (Cost $5,000)	5,000	4,994

Other Instrument – 0.3%
Toyota Motor Credit Corp
5.300% (SOFR + 0.750%), 07/25/2023 △ (Cost $3,002)	3,000	3,006

Other Repurchase
Agreements – 24.4%
BNP Paribas
4.660% (OBFR + 0.090%), dated 02/28/2023, matures 03/01/2023, repurchase price $4,001 (collateralized by various securities: Total market value $4,200) △	4,000	4,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
4.720% (OBFR + 0.150%), dated 02/28/2023, matures 03/01/2023, repurchase price $30,004 (collateralized by various securities: Total market value $31,500) △	$30,000	$30,000
4.820% (OBFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $15,070 (collateralized by various securities: Total market value $15,751) △ Ø ∞	15,000	15,000
BofA Securities, Inc.
4.640%, dated 02/28/2023, matures 03/01/2023, repurchase price $15,002 (collateralized by various securities: Total market value $15,750)	15,000	15,000
4.820% (OBFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $10,047 (collateralized by various securities: Total market value $10,500) △ Ø ∞	10,000	10,000
Credit Agricole Corporate
and Investment Bank
4.630% (OBFR + 0.060%), dated 02/28/2023, matures 03/07/2023, repurchase price $5,005 (collateralized by various securities: Total market value $5,250) △ Ø	5,000	5,000
HSBC Securities (USA), Inc.
4.670% (OBFR + 0.100%), dated 02/28/2023, matures 03/01/2023, repurchase price $45,006 (collateralized by various securities: Total market value $47,257) △	45,000	45,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
4.810% (SOFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $5,023 (collateralized by various securities: Total market value $5,251) △ Ø ∞	$5,000	$5,000
ING Financial Markets LLC
4.650% (OBFR + 0.080%), dated 02/28/2023, matures 03/01/2023, repurchase price $5,001 (collateralized by various securities: Total market value $5,250) △	5,000	5,000
JP Morgan Securities LLC
4.720% (OBFR + 0.150%), dated 02/28/2023, matures 03/07/2023, repurchase price $15,014 (collateralized by various securities: Total market value $15,808) △ Ø	15,000	15,000
4.990% (1 Month LIBOR USD + 0.400%), dated 02/28/2023, matures 05/29/2023, repurchase price $15,187 (collateralized by various securities: Total market value $15,811) △ Ø ∞	15,000	15,000
MUFG Securities Americas Inc.
4.630% (OBFR + 0.060%), dated 02/28/2023, matures 03/01/2023, repurchase price $6,001 (collateralized by various securities: Total market value $6,300) △	6,000	6,000
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $43,006 (collateralized by various securities: Total market value $45,150) △	43,000	43,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Societe Generale
4.750% (OBFR + 0.180%), dated 02/28/2023, matures 03/01/2023, repurchase price $40,005 (collateralized by various securities: Total market value $42,000) △	$40,000	$40,000
TD Securities (USA) LLC
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $18,002 (collateralized by various securities: Total market value $18,900) △	18,000	18,000
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $9,001 (collateralized by various securities: Total market value $9,450) △	9,000	9,000
Total Other Repurchase
Agreements
(Cost $280,000)		280,000

U.S. Treasury Repurchase
Agreements – 14.0%
Bank of Nova Scotia
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $85,864 (collateralized by U.S. Treasury obligations: Total market value $87,570)	85,853	85,853
Credit Agricole Corporate
and Investment Bank
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $75,131 (collateralized by U.S. Treasury obligations: Total market value $76,624)	75,122	75,122
Total U.S. Treasury
Repurchase Agreements
(Cost $160,975)		160,975

FIRST AMERICAN FUNDS 2023	SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2023 (unaudited),
all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (concl.)
DESCRIPTION	VALUE ✇
Total Investments – 100.3%
(Cost $1,149,772)	$1,149,902
Other Assets and
Liabilities, Net – (0.3)%	(3,105)
Total Net Assets – 100.0%	$1,146,797

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2023.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2023, the value of these investments was $108,930 or 9.5% of total net assets.
⊙	Rate shown is the annualized yield as of February 28, 2023.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∅	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2023, the value of these investments was $45,000 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Prime Obligations Fund

DESCRIPTION	PAR	VALUE ✇
Financial Company Commercial Paper – 16.3%
Australia & New Zealand
Banking Group Ltd
5.130% (SOFR + 0.580%), 04/05/2023 △ ■	$10,000	$10,000
4.910% (SOFR + 0.360%), 10/13/2023 △ ■	10,000	10,000
Bank of Montreal
5.050% (SOFR + 0.500%), 10/03/2023 △	25,000	25,000
Bank of Nova Scotia
5.210% (SOFR + 0.660%), 09/05/2023 △ ■	10,000	10,000
Barclays US CCP
4.664%, 03/09/2023 ⊙	20,000	19,980
4.684%, 03/10/2023 ⊙	25,000	24,971
4.664%, 03/17/2023 ⊙	10,000	9,979
BofA Securities, Inc.
5.050% (SOFR + 0.500%), 03/20/2023 △	10,000	10,000
5.150% (SOFR + 0.600%), 03/23/2023 △	10,000	10,000
CDP Financial Inc
4.846%, 05/09/2023 ⊙	10,000	9,908
4.950% (SOFR + 0.400%), 10/10/2023 △ ■	5,000	5,000
4.998%, 11/01/2023 ⊙	10,000	9,665
Commonwealth Bank of Australia
4.910% (SOFR + 0.360%), 04/27/2023 △ ■	15,000	15,000
DZ Bank AG/NY
4.603%, 03/06/2023 ⊙	25,000	24,984
4.613%, 03/10/2023 ⊙	25,000	24,972
4.613%, 03/13/2023 ⊙	20,000	19,970
National Australia Bank Ltd
5.050% (SOFR + 0.500%), 03/08/2023 △ ■	4,000	4,000
5.190% (SOFR + 0.640%), 05/04/2023 △ ■	15,000	15,000
NRW.Bank
4.598%, 03/03/2023 ⊙	50,000	49,987
4.608%, 03/07/2023 ⊙	40,000	39,970
Skandinaviska Enskilda Banken AB
4.800% (SOFR + 0.250%), 07/25/2023 △ ■	20,000	20,000
4.700% (SOFR + 0.150%), 08/23/2023 △ ■	16,000	16,000
Toronto Dominion Bank
5.069%, 05/31/2023 ⊙	15,000	14,810

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
5.320% (U.S. Federal Funds Effective Rate + 0.740%), 11/15/2023 △ ■	$10,000	$10,000
USAA Capital Corp
4.593%, 03/01/2023 ⊙	25,000	25,000
Westpac Banking Corp
4.950% (SOFR + 0.400%), 04/03/2023 △ ■	10,000	10,000
Total Financial Company Commercial Paper (Cost $444,196)		444,196

Certificates of Deposit – 15.2%
Bank of Nova Scotia/Houston
5.050% (SOFR + 0.500%), 03/09/2023 △	1,082	1,082
5.230% (SOFR + 0.680%), 05/22/2023 △	10,000	10,000
4.900% (SOFR + 0.350%), 11/07/2023 △	11,000	11,000
Canadian Imperial Bank of Commerce/NY
4.970% (U.S. Federal Funds Effective Rate + 0.400%), 06/28/2023 △	10,000	10,000
Commonwealth Bank of Australia/NY
5.240% (SOFR + 0.690%), 06/05/2023 △	10,000	10,000
4.870% (SOFR + 0.320%), 10/31/2023 △	20,000	20,000
Cooperatieve Rabobank UA/NY
5.070% (SOFR + 0.520%), 03/20/2023 △	13,000	13,000
Credit Industriel et Commercial/NY
5.120% (SOFR + 0.570%), 03/03/2023 △	10,000	10,000
5.020% (U.S. Federal Funds Effective Rate + 0.450%), 03/13/2023 △	4,400	4,402
5.170% (SOFR + 0.620%), 05/08/2023 △	10,000	10,000
Mizuho Bank Ltd/NY
4.800% (SOFR + 0.250%), 07/25/2023 △	20,000	20,000

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.790% (SOFR + 0.240%), 08/08/2023 △	$20,000	$20,000
4.740% (SOFR + 0.190%), 08/16/2023 △	10,000	10,000
Nordea Bank ABP/NY
4.940% (SOFR + 0.390%), 03/24/2023 △	20,000	20,000
4.790% (SOFR + 0.240%), 05/18/2023 △	10,000	10,000
State Street Bank & Trust
4.850% (SOFR + 0.300%), 03/27/2023 △	10,000	10,000
5.230% (SOFR + 0.680%), 07/14/2023 △	13,000	13,000
Sumitomo Mitsui Bank/NY
4.800% (SOFR + 0.250%), 08/02/2023 △	20,000	20,000
4.740% (SOFR + 0.190%), 08/17/2023 △	5,000	5,000
Sumitomo Mitsui Trust/NY
4.550%, 03/01/2023	70,000	70,000
4.830% (SOFR + 0.280%), 05/12/2023 △	20,000	20,000
4.750% (SOFR + 0.200%), 06/01/2023 △	10,000	10,000
4.700% (SOFR + 0.150%), 06/16/2023 △	10,000	10,000
4.730% (SOFR + 0.180%), 08/21/2023 △	10,000	10,000
Svenska Handelsbanken/NY
4.790% (SOFR + 0.240%), 07/24/2023 △	20,000	20,000
4.730% (SOFR + 0.180%), 08/15/2023 △	20,000	20,000
Toronto Dominion Bank/NY
3.010%, 06/09/2023	6,485	6,447
Westpac Banking Corp/NY
5.110% (SOFR + 0.560%), 03/03/2023 △	10,000	10,000
5.200% (SOFR + 0.650%), 05/02/2023 △	10,000	10,000
Total Certificates of Deposit
(Cost $413,931)		413,931

Asset Backed Commercial Paper – 13.6%
CAFCO LLC
4.917%, 03/14/2023 ⊙	10,000	9,982
4.917%, 03/16/2023 ⊙	10,000	9,980
4.887%, 04/12/2023 ⊙	13,000	12,927

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
4.917%, 05/04/2023 ⊙	$15,000	$14,871
4.867%, 06/07/2023 ⊙	10,000	9,869
Collateralized Commercial Paper FLEX Co., LLC
4.920% (SOFR + 0.370%), 03/14/2023 △ ■	7,000	7,001
5.010% (SOFR + 0.460%), 05/09/2023 △ ■	20,000	20,000
4.800% (SOFR + 0.250%), 08/08/2023 △ ■	20,000	20,000
Fairway Finance Co LLC
4.750% (SOFR + 0.200%), 08/15/2023 △ ■	10,000	10,000
Liberty Street Funding LLC
4.867%, 03/14/2023 ⊙	13,000	12,977
4.917%, 03/28/2023 ⊙	10,000	9,964
4.917%, 04/05/2023 ⊙	10,000	9,953
4.917%, 05/09/2023 ⊙	10,000	9,907
4.816%, 05/10/2023 ⊙	10,000	9,908
5.069%, 06/14/2023 ⊙	5,000	4,927
4.948%, 07/18/2023 ⊙	10,000	9,811
Longship Funding LLC
4.644%, 03/16/2023 ⊙	10,000	9,981
Manhattan Asset Funding Co
4.644%, 03/14/2023 ⊙	10,000	9,983
4.816%, 03/21/2023 ⊙	10,000	9,974
4.846%, 03/27/2023 ⊙	11,548	11,508
4.877%, 05/05/2023 ⊙	5,000	4,957
4.867%, 05/31/2023 ⊙	12,450	12,299
Mont Blanc Capital Corp
4.715%, 03/15/2023 ⊙	18,632	18,598
4.694%, 03/17/2023 ⊙	13,306	13,279
Old Line Funding LLC
5.200% (U.S. Federal Funds Effective Rate + 0.620%), 05/03/2023 △ ■	25,000	25,000
4.800% (U.S. Federal Funds Effective Rate + 0.230%), 05/22/2023 △ ■	15,000	15,000
4.887%, 06/22/2023 ⊙	10,000	9,849
4.890% (SOFR + 0.340%), 11/07/2023 △ ■	15,000	15,000
Thunder Bay Funding LLC
4.990% (U.S. Federal Funds Effective Rate + 0.420%), 04/17/2023 △ ■	10,000	10,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
5.200% (U.S. Federal Funds Effective Rate + 0.620%), 05/03/2023 △ ■	$25,000	$25,000

Total Asset Backed Commercial Paper
(Cost $372,505)		372,505

Non-Negotiable Time Deposits – 8.7%
Canadian Imperial Bank of Commerce, Toronto Branch 4.540%, 03/01/2023	120,000	120,000
Credit Agricole Corporate and Investment Bank, New York Branch
4.550%, 03/01/2023	117,159	117,159
Total Non-Negotiable Time Deposits
(Cost $237,159)		237,159

Non-Financial Company Commercial Paper – 6.2%
Colgate-Palmolive Co
4.573%, 03/01/2023 ⊙	40,000	40,000
John Deere Canada ULC
4.593%, 03/15/2023 ⊙	25,000	24,956
TotalEnergies Capital Canada Ltd
4.633%, 03/02/2023 ⊙	30,000	29,996
4.654%, 03/08/2023 ⊙	13,000	12,988
4.654%, 03/14/2023 ⊙	35,000	34,942
TotalEnergies Capital SA
4.948%, 08/01/2023 ⊙	10,000	9,793
Toyota Motor Credit Corp
5.171%, 05/30/2023 ⊙	17,000	16,783
Total Non-Financial Company Commercial Paper
(Cost $169,458)		169,458

U.S. Government Agency Debt – 0.4%
Federal Home Loan Bank
1.250%, 03/14/2023
(Cost $10,000)	10,000	10,000

Other Instrument – 0.2%
Toyota Motor Credit Corp
5.300% (SOFR + 0.750%), 07/25/2023 △
(Cost $7,004)	7,000	7,004

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Other Repurchase Agreements – 25.6%
BNP Paribas
4.660% (OBFR + 0.090%), dated 02/28/2023, matures 03/01/2023, repurchase price $6,001 (collateralized by various securities: Total market value $6,300) △	$6,000	$6,000
4.720% (OBFR + 0.150%), dated 02/28/2023, matures 03/01/2023, repurchase price $101,013 (collateralized by various securities: Total market value $106,050) △	101,000	101,000
4.820% (OBFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $25,117 (collateralized by various securities: Total market value $26,250) △ ∞ Ø	25,000	25,000
BofA Securities, Inc.
4.640%, dated 02/28/2023, matures 03/01/2023, repurchase price $35,005 (collateralized by various securities: Total market value $36,750)	35,000	35,000
4.820% (OBFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $25,117 (collateralized by various securities: Total market value $26,250) △ ∞ Ø	25,000	25,000
Credit Agricole Corporate and Investment Bank
4.630% (OBFR + 0.060%), dated 02/28/2023, matures 03/07/2023, repurchase price $10,009 (collateralized by various securities: Total market value $10,500) △ Ø	10,000	10,000

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA), Inc.
4.670% (OBFR + 0.100%), dated 02/28/2023, matures 03/01/2023, repurchase price $103,013 (collateralized by various securities: Total market value $108,145) △	$103,000	$103,000
4.810% (SOFR + 0.250%), dated 02/28/2023, matures 04/04/2023, repurchase price $7,033 (collateralized by various securities: Total market value $7,351) △ ∞ Ø	7,000	7,000
ING Financial Markets LLC
4.650% (OBFR + 0.080%), dated 02/28/2023, matures 03/01/2023, repurchase price $9,001 (collateralized by various securities: Total market value $9,450) △	9,000	9,000
JP Morgan Securities LLC
4.720% (OBFR + 0.150%), dated 02/28/2023, matures 03/07/2023, repurchase price $20,018 (collateralized by various securities: Total market value $21,077) △ Ø	20,000	20,000
4.990% (1 Month LIBOR USD + 0.400%), dated 02/28/2023, matures 05/29/2023, repurchase price $30,374 (collateralized by various securities: Total market value $31,621) △ ∞ Ø	30,000	30,000
MUFG Securities Americas Inc.
4.630% (OBFR + 0.060%), dated 02/28/2023, matures 03/01/2023, repurchase price $34,004 (collateralized by various securities: Total market value $35,700) △	34,000	34,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $86,011 (collateralized by various securities: Total market value $90,300) △	$86,000	$86,000
Societe Generale
4.750% (OBFR + 0.180%), dated 02/28/2023, matures 03/01/2023, repurchase price $115,015 (collateralized by various securities: Total market value $120,750) △	115,000	115,000
TD Securities (USA) LLC
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $76,010 (collateralized by various securities: Total market value $79,801) △	76,000	76,000
4.640% (OBFR + 0.070%), dated 02/28/2023, matures 03/01/2023, repurchase price $16,002 (collateralized by various securities: Total market value $16,800) △	16,000	16,000

Total Other Repurchase Agreements
(Cost $698,000)		698,000

U.S. Treasury Repurchase Agreements – 13.7%
Bank of Nova Scotia
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price$199,358 (collateralized by U.S. Treasury obligations: Total market value $203,320)	199,333	199,333

The accompanying notes are a integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Prime Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate and Investment Bank
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $174,438 (collateralized by U.S. Treasury obligations: Total market value $177,905)	$174,417	$174,417

Total U.S. Treasury Repurchase Agreements
(Cost $373,750)		373,750

Total Investments – 99.9%
(Cost $2,726,003)		2,726,003

Other Assets and Liabilities, Net – 0.1%		3,133

Total Net Assets – 100.0%		$2,729,136

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2023.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2023, the value of these investments was $272,001 or 10.0% of total net assets.
⊙	Rate shown is the annualized yield as of February 28, 2023.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2023 the value of these investments was $87,000 or 3.2% of total net assets. See note 2 in Notes to Financial Statements.
Ø	The maturity date shown represents the next put date.

Investment Abbreviations:

LIBOR	– London Interbank Offered Rate
OBFR	– Overnight Bank Funding Rate
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Variable Rate Demand Notes – 85.0%
Alaska – 0.1%
City of Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Company Project, Series 1993-A (GTD: Exxon Mobil Corp) 2.550%, 03/01/2023 # Ø	$350	$350

Florida – 4.7%
Halifax Hospital Medical Center, Daytona Beach, Florida, Series 2008 (LOC: JPMorgan Chase Bank) 3.400%, 03/07/2023 # Ø	16,790	16,790
Miami-Dade County, Florida, Juvenile Courthouse Project, Series 2003B (LOC: TD BANK) 3.450%, 03/07/2023 # Ø	695	695
		17,485
Georgia – 3.9%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds, Series 2018B 3.500%, 03/07/2023 # Ø	14,520	14,520

Illinois – 18.9%
Illinois Education Facilities Authority, The Adler Planetarium, Series 1997 (LOC: PNC Bank) 3.510%, 03/07/2023 # Ø	5,100	5,100
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 3.500%, 03/07/2023 # Ø	12,100	12,100
Illinois Finance Authority, St. Ignatius College Prep Project, Series 2006 (LOC: PNC Bank) 3.420%, 03/07/2023 # Ø	10,800	10,800
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company) 3.450%, 03/07/2023 # Ø	$17,000	$17,000
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank) 3.400%, 03/07/2023 # Ø	6,070	6,070
Illinois Finance Authority, University of Chicago Medical Center, Series 2010B (LOC: Wells Fargo Bank) 2.650%, 03/01/2023 # Ø	4,675	4,675
Illinois State Finance Authority, Little Company Mary Hospital and Health Care Centers, Series 2008A (LOC: TD BANK) 3.400%, 03/07/2023 # Ø	15,000	15,000
		70,745
Indiana – 3.3%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009B (LOC: Wells Fargo Bank) 2.650%, 03/01/2023 # Ø	8,820	8,820
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking) 3.500%, 03/07/2023 # Ø	3,375	3,375
		12,195
Iowa – 0.1%
Iowa Finance Authority Variable Rate Health Facilities Revenue, UnityPoint Health Project, Series 2013B-1 (SPA: TD BANK) 2.500%, 03/01/2023 # Ø	590	590

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Kentucky – 5.0%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank) 3.510%, 03/07/2023 # Ø	$18,690	$18,690

Michigan – 0.1%
Regents of The University of Michigan, Series 2012D-1 2.550%, 03/01/2023 # Ø	450	450

Minnesota – 7.3%
City of Minneapolis and The Housing and Redevelopment Authority of The City of Saint Paul, Minnesota, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank) 3.150%, 03/07/2023 # Ø	12,850	12,850
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q 3.600%, 03/07/2023 # Ø	9,025	9,025
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z 3.600%, 03/07/2023 # Ø	5,400	5,400
		27,275
Mississippi – 1.9%
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2007B (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	500	500
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2007C (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	250	250
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2009G (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	$950	$950
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2010G (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	500	500
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2010K (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	1,925	1,925
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2010L (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	350	350
Mississippi Business Finance Corporation, Chevron Gulf Opportunity Zone, Series 2011G (GTD: Chevron Corp) 2.550%, 03/01/2023 # Ø	2,570	2,570
		7,045

Nevada – 3.2%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-2B (LOC: Barclays Bank PLC) 3.500%, 03/07/2023 # Ø	12,025	12,025

New Hampshire – 1.4%
New Hampshire Health & Educational Facilities Authority, University System of New Hampshire Issue, Series 2005A-2 (SPA: State Street Bank) 2.500%, 03/01/2023 # Ø	5,300	5,300

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
New Jersey – 1.9%
Essex County Improvement Authority, Series 1986 (LOC: Wells Fargo Bank) 3.450%, 03/07/2023 # Ø	$7,000	$7,000

New York – 6.6%
Jericho Union Free School District Nassau County, New York 4.500%, 06/16/2023 # Ø	12,800	12,840
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds, Series 2013C-5 (LOC: Sumitomo Mitsui Banking) 3.400%, 03/07/2023 # Ø	12,000	12,000
		24,840

Rhode Island – 1.2%
Rhode Island Health & Educational Building Corporation Revenue, Brown University Issue, Series 2003B (LOC: Northern Trust Company) 3.400%, 03/07/2023 # Ø	4,400	4,400

Tennessee – 0.6%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series 2010V-C-1 (GTD: FHLB) 3.440%, 03/07/2023 # Ø	2,115	2,115

Texas – 7.7%
City of Houston, Texas, Combined Utility System, Series 2004B-6 (LOC: Sumitomo Mitsui Banking) 3.150%, 03/07/2023 # Ø	18,765	18,765
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2010 (GTD: Exxon Mobil Corp) 2.480%, 03/01/2023 # Ø	3,150	3,150
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
University of Texas System, Series 2008A
3.120%, 03/07/2023 # Ø	$100	$100
3.350%, 03/07/2023 # Ø	6,795	6,795
		28,810
Virginia – 7.3%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003E 3.400%, 03/07/2023 # Ø	19,960	19,960
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC) 3.440%, 03/07/2023 # Ø	7,200	7,200
		27,160

Washington – 6.7%
Port of Tacoma, Subordinate Lien Revenue Bonds, Series 2008B (LOC: Bank of America) 3.450%, 03/07/2023 # Ø	25,000	25,000

West Virginia – 3.1%
West Virginia University Health System, Series 2018C (LOC: TD Bank) 3.400%, 03/07/2023 # Ø	11,640	11,640

Total Variable Rate Demand Notes (Cost $317,635)		317,635

Non-Financial Company Commercial Paper – 7.3%
University of Michigan, Series L -1 3.250%, 05/04/2023	15,000	15,000
University of Texas System, Series A
2.450%, 03/01/2023	9,500	9,500
3.000%, 04/04/2023	3,000	3,000

Total Non-Financial Company Commercial Paper (Cost $27,500)		27,500

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
Other Municipal Securities – 6.2%
Texas Technical University, Series A
3.150%, 04/04/2023	$1,140	$1,140
3.200%, 04/04/2023	9,983	9,983
University of Minnesota, Series D 3.000%, 03/09/2023	11,977	11,977

Total Other Municipal Securities (Cost $23,100)		23,100

Total Investments – 98.5% (Cost $368,235)		368,235

Other Assets and Liabilities, Net – 1.5%		5,445

Total Net Assets – 100.0%		$373,680

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
Ø	The maturity date shown represents the next put date.

Investment Abbreviations:

FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit
SPA	–	Standby Purchase Agreement

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	29

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 12.4%
U.S. Treasury Bills ⊙
4.087%, 04/13/2023	$75,000	$74,639
1.882%, 04/20/2023	80,000	79,794
2.986%, 05/18/2023	60,000	59,617
U.S. Treasury Notes
4.842% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 △	350,000	350,003
0.125%, 05/31/2023	125,000	124,349
0.125%, 06/30/2023	50,000	49,651
2.625%, 06/30/2023	80,000	80,057
4.837% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 △	675,000	675,013
0.375%, 10/31/2023	75,000	73,057
4.843% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 △	550,000	550,016
4.793% (3 Month U.S. Treasury Money Market Yield – 0.015%), 01/31/2024 △	505,000	505,059
4.733% (3 Month U.S. Treasury Money Market Yield – 0.075%), 04/30/2024 △	505,000	504,726
4.845% (3 Month U.S. Treasury Money Market Yield + 0.037%), 07/31/2024 △	600,000	599,995
4.948% (3 Month U.S. Treasury Money Market Yield + 0.140%), 10/31/2024 △	425,000	424,601
5.008% (3 Month U.S. Treasury Money Market Yield + 0.200%), 01/31/2025 △	350,000	350,202
Total U.S. Treasury Debt (Cost $4,500,779)		4,500,779
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase Agreements – 87.9%
Bank of Nova Scotia
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $651,891 (collateralized by U.S. Treasury obligations: Total market value $664,845)	$651,809	$651,809
Barclays Capital Inc.
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
BMO Capital Markets Corp.
4.000%, dated 02/28/2023, matures 03/01/2023, repurchase price $200,022 (collateralized by U.S. Treasury obligations: Total market value $200,022)	200,000	200,000
BNP Paribas
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
4.660%, dated 02/17/2023, matures 04/17/2023, repurchase price $201,243 (collateralized by U.S. Treasury obligations: Total market value $204,000) Ø	200,000	200,000
BofA Securities, Inc.
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
CIBC World Markets Corp.
4.550%, dated 02/16/2023, matures 03/16/2023, repurchase price $1,102,224 (collateralized by U.S. Treasury obligations: Total market value $1,123,844) Ø	$1,100,000	$1,100,000
Credit Agricole Corporate and Investment Bank
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $570,404 (collateralized by U.S. Treasury obligations: Total market value $581,740)	570,333	570,333
4.550%, dated 02/22/2023, matures 03/22/2023, repurchase price $300,834 (collateralized by U.S. Treasury obligations: Total market value $306,000) Ø	300,000	300,000
Federal Reserve Bank of New York
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $20,302,566 (collateralized by U.S. Treasury obligations: Total market value $20,302,566)	20,300,000	20,300,000
Fixed Income Clearing Corp.
3.750%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,010 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $225,028 (collateralized by U.S. Treasury obligations: Total market value $229,524)	225,000	225,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
4.520%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $1,400,177 (collateralized by U.S. Treasury obligations: Total market value $1,428,000)	1,400,000	1,400,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $2,500,316 (collateralized by U.S. Treasury obligations: Total market value $2,550,000)	2,500,000	2,500,000
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $2,000,253 (collateralized by U.S. Treasury obligations: Total market value $2,040,000)	2,000,000	2,000,000
4.560%, dated 02/28/2023, matures 03/01/2023, repurchase price $400,051 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
Goldman Sachs & Co. LLC
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $1,100,139 (collateralized by U.S. Treasury obligations: Total market value $1,122,000)	1,100,000	1,100,000
HSBC Securities (USA), Inc.
4.510%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,013)	100,000	100,000

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	31

Schedule of Investments	February 28, 2023 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
ING Financial Markets LLC
4.550%, dated 02/28/2023, matures 03/01/2023, repurchase price $50,006 (collateralized by U.S. Treasury obligations: Total market value $51,000)	$50,000	$50,000
4.550%, dated 02/24/2023, matures 03/03/2023, repurchase price $50,019 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
4.550%, dated 02/28/2023, matures 03/07/2023, repurchase price $50,044 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
MUFG Securities Americas Inc.
4.500%, dated 02/28/2023, matures 03/01/2023, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,013)	100,000	100,000
RBC Dominion Securities Inc.
4.490%, dated 02/28/2023, matures 03/01/2023, repurchase price $150,019 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Total U.S. Treasury Repurchase Agreements (Cost $32,047,142)		32,047,142
Total Investments – 100.3% (Cost $36,547,921)		36,547,921
Other Assets and Liabilities, Net – (0.3)%		(109,813)
Total Net Assets – 100.0%		$36,438,108

Treasury Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of February 28, 2023.

△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2023.

Ø	The maturity date shown represents the next put date.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 107.8%
U.S. Treasury Bills ⊙
4.446%, 03/07/2023	$379,074	$378,797
4.234%, 03/09/2023	10,750	10,740
4.456%, 03/14/2023	685,244	684,156
4.280%, 03/16/2023	206,601	206,238
4.488%, 03/21/2023	302,845	302,100
4.537%, 03/23/2023	7,529	7,508
4.574%, 03/28/2023	319,024	317,945
4.361%, 03/30/2023	150,000	149,480
3.313%, 04/04/2023 ★	400,000	398,412
4.589%, 04/11/2023	150,000	149,227
4.726%, 04/25/2023	75,000	74,466
4.554%, 04/27/2023	75,000	74,467
4.660%, 05/02/2023 ★	150,000	148,913
4.681%, 05/30/2023	125,000	123,557
4.607%, 06/08/2023	50,000	49,375
U.S. Treasury Notes
4.842% (3 Month U.S. Treasury Money Market Yield + 0.034%), 04/30/2023 △	80,194	80,195
0.125%, 06/30/2023	10,000	9,928
2.625%, 06/30/2023	20,000	20,014
4.837% (3 Month U.S. Treasury Money Market Yield + 0.029%), 07/31/2023 △	29,371	29,371
4.843% (3 Month U.S. Treasury Money Market Yield + 0.035%), 10/31/2023 △	25,000	25,001
4.793% (3 Month U.S. Treasury Money Market Yield – 0.015%), 01/31/2024 △	80,000	80,022
4.733% (3 Month U.S. Treasury Money Market Yield – 0.075%), 04/30/2024 △	135,522	135,461
4.845% (3 Month U.S. Treasury Money Market Yield + 0.037%), 07/31/2024 △	37,000	36,998
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
4.948% (3 Month U.S. Treasury Money Market Yield + 0.140%), 10/31/2024 △	$30,568	$30,556
5.008% (3 Month U.S. Treasury Money Market Yield + 0.200%), 01/31/2025 △	45,692	45,711
Total U.S. Treasury Debt
(Cost $3,568,638)		3,568,638
Total Investments – 107.8%
(Cost $3,568,638)		3,568,638
Other Assets and
Liabilities, Net – (7.8)%		(258,303)
Total Net Assets – 100.0%		$3,310,335

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of February 28, 2023.

★	Security (or a portion of the security) purchased on a when-issued basis. On February 28, 2023, the total cost of investments purchased on a when-issued basis was $248,559 or 7.5% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2023.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	33

Statements of Assets and Liabilities	February 28, 2023 (unaudited), all dollars are rounded
to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$23,486,486	$708,797	$1,654,253	$368,235	$4,500,779	$3,568,638
Repurchase agreements, at cost	45,118,133	440,975	1,071,750	—	32,047,142	—
ASSETS:
Investments, in securities, at value	$23,486,486	$708,927	$1,654,253	$368,235	$4,500,779	$3,568,638
Repurchase agreements, at value	45,118,133	440,975	1,071,750	—	32,047,142	—
Cash	20	1	—	10	19	2
Receivable for investment securities sold	—	—	—	5,000	—	—
Receivable for interest	112,392	977	2,275	1,184	21,868	1,851
Receivable for capital shares sold	—	—	11,294	—	1,455	—
Prepaid directors’ retainer	49	10	10	10	26	11
Prepaid expenses and other assets	564	169	163	149	320	177
Total assets	68,717,644	1,151,059	2,739,745	374,588	36,571,609	3,570,679
LIABILITIES:
Dividends payable	217,225	4,034	9,108	786	126,437	11,104
Payable for investments purchased	—	—	—	—	—	248,559
Payable to affiliates (note 3)	8,994	155	414	39	5,005	515
Payable for capital shares redeemed	20,850	—	617	—	511	—
Payable for distribution and shareholder services	3,534	58	443	59	1,517	151
Accrued expenses and other liabilities	113	15	27	24	31	15
Total liabilities	250,716	4,262	10,609	908	133,501	260,344
Net assets	$68,466,928	$1,146,797	$2,729,136	$373,680	$36,438,108	$3,310,335
COMPOSITION OF NET ASSETS:
Portfolio capital	$68,467,081	$1,146,665	$2,729,135	$373,696	$36,438,321	$3,310,440
Total distributable earings (losses)	(153)	132	1	(16)	(213)	(105)
Net assets	$68,466,928	$1,146,797	$2,729,136	$373,680	$36,438,108	$3,310,335
Class A:
Net assets	$247,647	$—	$478,450	$27,407	$338,517	$44,061
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	247,646	—	478,450	27,406	338,523	44,052
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,372,224	$—	$—	$—	$1,729,998	$61,631
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,372,216	—	—	—	1,730,025	61,631
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

34	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class P:
Net assets	$499,309	$—	$—	$—	$2,488,539	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	499,310	—	—	—	2,488,553	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$1,413,776	$80,564	$1,686,272	$283,165	$573,816	$90,006
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund***)	1,413,783	80,552	1,686,274	283,169	573,817	90,016
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00
Class U:
Net assets	$2,740,225	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	2,740,214	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$2,480,602	$61,068	$21,559	$1,770	$1,042,672	$211,795
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,480,594	61,056	21,559	1,770	1,042,683	211,791
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$18,864,614	$—	$7,802	$—	$12,249,724	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund****)	18,864,631	—	7,802	—	12,249,790	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$9,448,604	$215,100	$9,087	$21,652	$3,447,351	$436,093
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,448,554	215,059	9,085	21,646	3,447,401	436,035
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$28,399,927	$790,065	$525,966	$39,686	$14,567,491	$2,466,749
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund*****)	28,399,888	789,993	525,965	39,684	14,567,619	2,466,829
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

**	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

***	5 billion shares were authorized for Institutional Prime Obligations Fund.

****	100 billion shares were authorized for Government Obligations Fund.

*****	100 billion shares were authorized for Government Obligations Fund and Treasury Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	35

Statements of Operations	For the six-month period ended February 28, 2023 (unaudited), all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
INVESTMENT INCOME:
Interest income	$1,272,040	$24,503	$51,064
Total investment income	1,272,040	24,503	51,064
EXPENSES (note 1 and note 3):
Investment advisory fees	35,349	635	1,297
Administration fees and expenses	33,003	614	1,303
Transfer agent fees and expenses	302	24	40
Custodian fees	1,342	24	49
Legal fees	83	18	19
Audit fees	70	15	16
Registration fees	126	53	67
Postage and printing fees	67	2	16
Directors’ fees	226	49	52
Distributions to holders of over-issued shares	1,006	—	—
Other expenses	339	79	54
Distribution and shareholder servicing (12b-1) fees:
Class A	400	—	437
Class D	3,089	—	—
Shareholder servicing (non 12b-1) fees:
Class A	400	—	437
Class D	5,148	—	—
Class T	1,381	67	1,684
Class V	1,152	28	12
Class Y	11,974	279	14
Total expenses	95,457	1,887	5,497
Less: Fee waivers (note 3)	(10,490)	(242)	(235)
Total net expenses	84,967	1,645	5,262
Investment income – net	1,187,073	22,858	45,802
Net gain (loss) on investments	(187)	2	—
Net change in unrealized appreciation (depreciation) on investments	—	197	—
Net increase in net assets resulting from operations	$1,186,886	$23,057	$45,802

36	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$4,919	$665,405	$63,555
Total investment income	4,919	665,405	63,555
EXPENSES (note 1 and note 3):
Investment advisory fees	206	17,388	1,745
Administration fees and expenses	208	16,265	1,642
Transfer agent fees and expenses	21	151	36
Custodian fees	8	660	66
Legal fees	17	42	20
Audit fees	14	37	17
Registration fees	44	89	52
Postage and printing fees	1	22	4
Directors’ fees	47	118	55
Other expenses	47	161	79
Distribution and shareholder servicing (12b-1) fees:
Class A	37	329	44
Class D	—	1,226	43
Shareholder servicing (non 12b-1) fees:
Class A	37	329	44
Class D	—	2,044	72
Class T	321	470	89
Class V	2	397	82
Class Y	18	4,051	566
Total expenses	1,028	43,779	4,656
Less: Fee waivers (note 3)	(193)	(5,540)	(216)
Total net expenses	835	38,239	4,440
Investment income – net	4,084	627,166	59,115
Net loss on investments	—	(173)	(45)
Net change in unrealized appreciation (depreciation) on investments	—	—	—
Net increase in net assets resulting from operations	$4,084	$626,993	$59,070

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	37

Statements of Changes in Net Assets	all dollars are rounded to thousands
(000 omitted)

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022
OPERATIONS:
Investment income – net	$1,187,073	$334,328	$22,858	$5,732	$45,802	$10,045
Net realized gain (loss) on investments	(187)	69	2	—	—	5
Net change in unrealized appreciation (depreciation) on investments	—	—	197	(78)	—	—
Net increase in net assets resulting from operations	1,186,886	334,397	23,057	5,654	45,802	10,050
DISTRIBUTIONS TO SHARE HOLDERS (note 1):
Class A	(4,436)	(1,083)	—	—	(5,688)	(773)
Class D	(62,557)	(12,806)	—	—	—	—
Class P	(18,658)	(4,495)	—	—	—	—
Class T	(22,530)	(4,486)	(1,191)	(242)	(29,690)	(6,828)
Class U	(41,111)	(16,423)	—	—	—	—
Class V	(38,904)	(7,181)	(1,019)	(230)	(418)	(107)
Class X	(354,617)	(117,758)	—	—	(150)	(37)
Class Y	(153,176)	(31,729)	(3,833)	(868)	(201)	(12)
Class Z	(491,165)	(138,699)	(16,815)	(4,392)	(9,655)	(2,298)
Total distributions	(1,187,154)	(334,660)	(22,858)	(5,732)	(45,802)	(10,055)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	626,978	1,155,970	—	—	374,905	226,625
Reinvestment of distributions	374	110	—	—	3,731	255
Payments for redemptions	(768,221)	(1,066,530)	—	—	(187,127)	(298,188)
Increase (decrease) in net assets from Class A transactions	(140,869)	89,550	—	—	191,509	(71,308)
Class D:
Proceeds from sales	3,188,719	8,725,132	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(3,362,439)	(8,712,989)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	(173,720)	12,143	—	—	—	—
Class P:
Proceeds from sales	2,656,735	4,888,552	—	—	—	—
Reinvestment of distributions	2,765	224	—	—	—	—
Payments for redemptions	(3,183,511)	(4,950,550)	—	—	—	—
Decrease in net assets from Class P transactions	(524,011)	(61,774)	—	—	—	—
Class T:
Proceeds from sales	1,006,933	2,318,803	120,276	239,627	1,007,596	2,479,212
Reinvestment of distributions	—	—	—	—	3	—
Payments for redemptions	(964,641)	(2,208,013)	(102,723)	(241,511)	(997,110)	(2,184,349)
Increase (decrease) in net assets from Class T transactions	42,292	110,790	17,553	(1,884)	10,489	294,863

38	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022
Class U:
Proceeds from sales	12,762,199	31,563,771	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(13,836,160)	(34,144,447)	—	—	—	—
Decrease in net assets from Class U transactions	(1,073,961)	(2,580,676)	—	—	—	—
Class V:
Proceeds from sales	4,613,161	7,099,403	61,424	82,093	19,827	39,687
Reinvestment of distributions	1,914	108	15	1	—	—
Payments for redemptions	(4,162,993)	(7,208,967)	(51,695)	(76,652)	(22,786)	(35,489)
Increase (decrease) in net assets from Class V transactions	452,082	(109,456)	9,744	5,442	(2,959)	4,198
Class X:
Proceeds from sales	66,912,901	176,207,425	—	—	26,002	24,220
Reinvestment of distributions	58,816	12,703	—	—	16	5
Payments for redemptions	(74,518,166)	(169,808,831)	—	—	(25,940)	(39,007)
Increase (decrease) in net assets from Class X transactions	(7,546,449)	6,411,297	—	—	78	(14,782)
Class Y:
Proceeds from sales	18,020,722	25,269,936	543,191	865,302	17,958	8,285
Reinvestment of distributions	10,376	1,070	23	3	—	—
Payments for redemptions	(18,144,811)	(24,741,030)	(552,382)	(861,449)	(11,800)	(11,362)
Increase (decrease) in net assets from Class Y transactions	(113,713)	529,976	(9,168)	3,856	6,158	(3,077)
Class Z:
Proceeds from sales	208,666,499	328,756,631	1,702,125	3,782,721	381,430	924,488
Reinvestment of distributions	44,155	7,339	1,873	390	2,041	401
Payments for redemptions	(210,931,803)	(318,142,933)	(1,841,265)	(3,948,357)	(326,988)	(876,672)
Increase (decrease) in net assets from Class Z transactions	(2,221,149)	10,621,037	(137,267)	(165,246)	56,483	48,217
Increase (decrease) in net assets from capital share transactions	(11,299,498)	15,022,887	(119,138)	(157,832)	261,758	258,111
Total increase (decrease) in net assets	(11,299,766)	15,022,624	(118,939)	(157,910)	261,758	258,106
Net assets at beginning of the period	79,766,694	64,744,070	1,265,736	1,423,646	2,467,378	2,209,272
Net assets at end of the period	$68,466,928	$79,766,694	$1,146,797	$1,265,736	$2,729,136	$2,467,378

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	39

Statements of Changes in Net Assets	all dollars are rounded to thousands
(000 omitted)

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022
OPERATIONS :
Investment income – net	$4,084	$1,010	$627,166	$121,137	$59,115	$13,802
Net realized (loss) on investments	—	—	(173)	(40)	(45)	(79)
Net increase in net assets resulting from operations	4,084	1,010	626,993	121,097	59,070	13,723
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(239)	(42)	(4,078)	(452)	(519)	(51)
Class D	—	—	(25,794)	(5,048)	(874)	(141)
Class P	—	—	(50,839)	(5,518)	—	—
Class T	(3,203)	(719)	(8,084)	(1,600)	(1,449)	(254)
Class V	(33)	(22)	(14,297)	(3,002)	(2,840)	(429)
Class X	—	—	(208,898)	(39,555)	—	—
Class Y	(147)	(31)	(54,053)	(9,003)	(7,185)	(1,179)
Class Z	(462)	(202)	(261,123)	(56,962)	(46,248)	(11,784)
Total distributions	(4,084)	(1,016)	(627,166)	(121,140)	(59,115)	(13,838)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	22,297	152,341	784,958	331,468	33,622	75,695
Reinvestment of distributions	24	2	893	17	70	1
Payments for redemptions	(30,158)	(158,493)	(656,936)	(322,631)	(22,383)	(98,171)
Increase (decrease) in net assets from Class A transactions	(7,837)	(6,150)	128,915	8,854	11,309	(22,475)
Class D:
Proceeds from sales	—	—	1,308,308	2,746,626	200,615	507,798
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(1,352,231)	(2,940,778)	(212,124)	(523,852)
Decrease in net assets from Class D transactions	—	—	(43,923)	(194,152)	(11,509)	(16,054)
Class P:
Proceeds from sales	—	—	7,341,503	5,854,089	—	—
Reinvestment of distributions	—	—	26,116	723	—	—
Payments for redemptions	—	—	(6,260,075)	(6,985,624)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	1,107,544	(1,130,812)	—	—

40	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022	Six-Month Period Ended 2/28/2023 (unaudited)	Year Ended 8/31/2022
Class T:
Proceeds from sales	225,974	583,759	727,978	894,832	134,598	77,070
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(320,760)	(537,783)	(585,471)	(865,881)	(127,709)	(104,588)
Increase (decrease) in net assets from Class T transactions	(94,786)	45,976	142,507	28,951	6,889	(27,518)
Class V:
Proceeds from sales	35,055	131,244	2,892,177	47,236,554	304,651	420,433
Reinvestment of distributions	—	—	398	21	363	75
Payments for redemptions	(37,702)	(161,159)	(2,465,288)	(47,257,852)	(208,697)	(435,234)
Increase (decrease) in net assets from Class V transactions	(2,647)	(29,915)	427,287	(21,277)	96,317	(14,726)
Class X:
Proceeds from sales	—	—	50,192,999	52,671,772	—	—
Reinvestment of distributions	—	—	52,830	4,489	—	—
Payments for redemptions	—	—	(46,605,460)	(50,744,628)	—	—
Increase in net assets from Class X transactions	—	—	3,640,369	1,931,633	—	—
Class Y:
Proceeds from sales	41,075	89,609	9,658,694	11,146,009	1,211,076	2,351,643
Reinvestment of distributions	—	—	15,119	798	580	68
Payments for redemptions	(34,460)	(89,262)	(9,109,669)	(11,086,983)	(1,309,880)	(2,527,728)
Increase (decrease) in net assets from Class Y transactions	6,615	347	564,144	59,824	(98,224)	(176,017)
Class Z:
Proceeds from sales	39,298	111,777	45,475,582	83,023,486	5,506,137	13,876,318
Reinvestment of distributions	2	1	60,988	8,548	670	108
Payments for redemptions	(61,251)	(85,126)	(43,549,842)	(82,991,401)	(6,098,555)	(13,784,983)
Increase (decrease) in net assets from Class Z transactions	(21,951)	26,652	1,986,728	40,633	(591,748)	91,443
Increase (decrease) in net assets from capital share transactions	(120,606)	36,910	7,953,571	723,654	(586,966)	(165,347)
Total increase (decrease) in net assets	(120,606)	36,904	7,953,398	723,611	(587,011)	(165,462)
Net assets at beginning of the period	494,286	457,382	28,484,710	27,761,099	3,897,346	4,062,808
Net assets at end of the period	$373,680	$494,286	$36,438,108	$28,484,710	$3,310,335	$3,897,346

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	41

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

Net Asset Value Beginning of Period		Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class A
2023[1]	$1.00	$0.014		$(0.014)	$(0.000)[2]	$1.00	1.45%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.23
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
Class D
2023[1]	$1.00	$0.015		$(0.015)	$(0.000)[2]	$1.00	1.52%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.27
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
Class P
2023[1]	$1.00	$0.017		$(0.017)	$(0.000)[2]	$1.00	1.75%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.08
Class T
2023[1]	$1.00	$0.016		$(0.016)	$(0.000)[2]	$1.00	1.62%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
20215	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class U
2023[1]	$1.00	$0.018		$(0.018)	$(0.000)[2]	$1.00	1.76%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.47
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[6]	1.00	0.009		(0.009)	—	1.00	0.86

42	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Net Asset Value Beginning of Period		Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class V
2023[1]	$1.00	$0.017		$(0.017)	$(0.000)[2]	$1.00	1.67%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.38
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21
Class X
2023[1]	$1.00	$0.017		$(0.017)	$(0.000)[2]	$1.00	1.75%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.0002		(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.02	[2]	(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
Class Y
2023[1]	$1.00	$0.016		$(0.016)	$(0.000)[2]	$1.00	1.60%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
Class Z
2023[1]	$1.00	$0.017		$(0.017)	$(0.000)[2]	$1.00	1.73%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33

[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	43

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2023[1]	$247,647	0.75%	2.77%	0.75%	2.77%
2022	388,517	0.34	0.25	0.74	(0.15)
2021	298,968	0.09	0.01	0.77	(0.67)
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
Class D
2023[1]	$4,372,224	0.60%	3.04%	0.60%	3.04%
2022	4,545,961	0.28	0.28	0.60	(0.04)
2021	4,533,829	0.09	0.01	0.62	(0.52)
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
Class P
2023[1]	$499,309	0.15%	3.46%	0.20%	3.41%
2022	1,023,323	0.09	0.42	0.20	0.31
2021	1,085,102	0.05	0.03	0.22	(0.14)
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2023[1]	$1,413,776	0.40%	3.26%	0.40%	3.26%
2022	1,371,489	0.21	0.34	0.40	0.15
2021[5]	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2023[1]	$2,740,225	0.12%	3.48%	0.20%	3.40%
2022	3,814,197	0.07	0.39	0.20	0.26
2021	6,394,891	0.06	0.04	0.22	(0.12)
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
2018[6]	125,744	0.12	1.72	0.24	1.60

44	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class V
2023[1]	$2,480,602	0.30%	3.38%	0.30%	3.38%
2022	2,028,529	0.16	0.33	0.30	0.19
2021	2,137,992	0.09	0.01	0.32	(0.22)
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
Class X
2023[1]	$18,864,614	0.15%	3.39%	0.21%	3.33%
2022	26,411,134	0.10	0.44	0.22	0.32
2021	19,999,922	0.09	0.04	0.33	(0.20)
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
Class Y
2023[1]	$9,448,604	0.45%	3.20%	0.45%	3.20%
2022	9,562,356	0.23	0.31	0.45	0.09
2021	9,032,404	0.09	0.01	0.47	(0.37)
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
Class Z
2023[1]	$28,399,927	0.18%	3.44%	0.20%	3.42%
2022	30,621,188	0.11	0.42	0.22	0.31
2021	20,000,259	0.13	0.03	0.38	(0.22)
2020	20,000,138	0.28	0.91	0.35	0.84
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.
Net Asset Value Beginning of Period		Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized Gain (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*
Class T
2023[1]	$1.0000	$0.0174	$(0.0174)	$0.0002	$—	$1.0002	1.77%
2022	1.0000	0.0041	(0.0041)	0.0000 [2]	—	1.0000	0.41
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211	(0.0211)	(0.0001)	—	1.0000	2.12
2018	1.0000	0.0134	(0.0134)	0.0001	—	1.0001	1.36
Class V
2023[1]	$1.0000	$0.0179	$(0.0179)	$0.0002	$—	$1.0002	1.82%
2022	1.0001	0.0045	(0.0045)	(0.0001)	—	1.0000	0.44
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221	(0.0221)	(0.0001)	—	1.0000	2.23
2018	1.0000	0.0144	(0.0144)	0.0001	—	1.0001	1.46
Class Y
2023[1]	$1.0000	$0.0171	$(0.0171)	$0.0002	$—	$1.0002	1.75%
2022	1.0001	0.0039	(0.0039)	(0.0001)	—	1.0000	0.38
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206	(0.0206)	(0.0000)[2]	—	1.0001	2.08
2018	1.0000	0.0129	(0.0129)	0.0001	—	1.0001	1.30
Class Z
2023[1]	$0.9999	$0.0184	$(0.0184)	$0.0002	$—	$1.0001	1.87%
2022	1.0000	0.0052	(0.0052)	(0.0001)	—	0.9999	0.51
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238	(0.0238)	(0.0001)	—	1.0000	2.39
2018	1.0000	0.0159	(0.0159)	0.0001	—	1.0001	1.61

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

46	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2023[1]	$80,564	0.40%	3.53%	0.44%	3.49%
2022	63,002	0.25	0.40	0.44	0.21
2021	64,888	0.16	0.01	0.45	(0.28)
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
Class V
2023[1]	$61,068	0.30%	3.62%	0.34%	3.58%
2022	51,313	0.22	0.50	0.34	0.38
2021	45,873	0.16	0.01	0.36	(0.19)
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
Class Y
2023[1]	$215,100	0.45%	3.44%	0.49%	3.40%
2022	224,230	0.27	0.38	0.49	0.16
2021	220,389	0.17	0.01	0.51	(0.33)
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
Class Z
2023[1]	$790,065	0.20%	3.64%	0.24%	3.60%
2022	927,191	0.13	0.46	0.24	0.35
2021	1,092,496	0.11	0.05	0.25	(0.09)
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
[1] For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class A
2023[1]	$1.00	$0.016		$(0.016)	$—	$1.00	1.58%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.75
2019	1.00	0.019		(0.019)	—	1.00	1.95
2018	1.00	0.010		(0.010)	—	1.00	1.03
Class T
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.75%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.91
2019	1.00	0.021		(0.021)	—	1.00	2.14
2018	1.00	0.014		(0.014)	—	1.00	1.39
Class V
2023[1]	$1.00	$0.018		$(0.018)	$—	$1.00	1.80%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.010		(0.010)	—	1.00	1.00
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.015		(0.015)	—	1.00	1.49

48	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class X
2023[1]	$1.00	$0.019		$(0.019)	$—	$1.00	1.88%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2021	1.00	0.001		(0.001)	—	1.00	0.05
2020	1.00	0.012		(0.012)	—	1.00	1.15
2019	1.00	0.024		(0.024)	—	1.00	2.40
2018	1.00	0.016		(0.016)	—	1.00	1.65
Class Y
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.73%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.87
2019	1.00	0.021		(0.021)	—	1.00	2.09
2018	1.00	0.013		(0.013)	—	1.00	1.34
Class Z
2023[1]	$1.00	$0.018		$(0.018)	$—	$1.00	1.85%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.50
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.011		(0.011)	—	1.00	1.09
2019	1.00	0.023		(0.023)	—	1.00	2.34
2018	1.00	0.016		(0.016)	—	1.00	1.59
[1] For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.
[2] Rounds to zero.
[3] Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2023[1]	$478,450	0.75%	3.23%	0.76%	3.21%
2022	286,942	0.35	0.25	0.77	(0.17)
2021	358,250	0.19	0.01	0.79	(0.59)
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
Class T
2023[1]	$1,686,272	0.40%	3.53%	0.42%	3.51%
2022	1,675,783	0.26	0.43	0.42	0.27
2021	1,380,925	0.17	0.01	0.44	(0.26)
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
Class V
2023[1]	$21,559	0.30%	3.57%	0.32%	3.55%
2022	24,518	0.21	0.48	0.32	0.37
2021	20,320	0.19	0.01	0.34	(0.14)
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43

50	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class X
2023[1]	$7,802	0.14%	3.81%	0.22%	3.73%
2022	7,724	0.14	0.31	0.23	0.22
2021	22,506	0.14	0.05	0.24	(0.05)
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
Class Y
2023[1]	$9,087	0.45%	3.56%	0.47%	3.54%
2022	2,928	0.27	0.38	0.47	0.18
2021	6,005	0.24	0.01	0.49	(0.24)
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
Class Z
2023[1]	$525,966	0.20%	3.73%	0.22%	3.71%
2022	469,483	0.17	0.52	0.23	0.46
2021	421,266	0.17	0.02	0.24	(0.05)
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53

1 For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund
Class A
2023[1]	$1.00	$$0.008		$(0.008)	$—	$1.00	0.83%
2022	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.09
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.004		(0.004)	—	1.00	0.41
2019	1.00	0.009		(0.009)	—	1.00	0.85
2018	1.00	0.005		(0.005)	—	1.00	0.47
Class T
2023[1]	$1.00	$$0.010		$(0.010)	$—	$1.00	1.01%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.20
2021[4]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2023[1]	$1.00	$$0.011		$(0.011)	$—	$1.00	1.06%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.25
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	—	1.00	0.72
2019	1.00	0.013		(0.013)	—	1.00	1.31
2018	1.00	0.009		(0.009)	—	1.00	0.92
Class Y
2023[1]	$1.00	$$0.010		$(0.010)	$—	$1.00	0.98%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.18
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	—	1.00	0.61
2019	1.00	0.012		(0.012)	—	1.00	1.16
2018	1.00	0.008		(0.008)	—	1.00	0.77
Class Z
2023[1]	$1.00	$$0.011		$(0.011)	$—	$1.00	1.11%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.81
2019	1.00	0.014		(0.014)	—	1.00	1.41
2018	1.00	0.010		(0.010)	—	1.00	1.02
[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

52	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2023[1]	$27,407	0.75%	1.63%	0.84%	1.54%
2022	35,244	0.43	0.08	0.82	(0.31)
2021	41,394	0.13	0.01	0.84	(0.70)
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
Class T
2023[1]	$283,165	0.40%	1.99%	0.49%	1.90%
2022	377,950	0.23	0.19	0.48	(0.06)
2021[4]	331,979	0.12	0.01	0.50	(0.37)
Class V
2023[1]	$1,770	0.30%	2.01%	0.39%	1.92%
2022	4,417	0.15	0.18	0.38	(0.05)
2021	34,332	0.12	0.01	0.40	(0.27)
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
Class Y
2023[1]	$21,652	0.45%	1.98%	0.54%	1.89%
2022	15,038	0.25	0.18	0.52	(0.09)
2021	14,691	0.18	0.01	0.54	(0.35)
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
Class Z
2023[1]	$39,686	0.20%	2.13%	0.29%	2.04%
2022	61,637	0.16	0.36	0.28	0.24
2021	34,986	0.12	0.01	0.29	(0.16)
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class A
2023[1]	$1.00	$0.015		$(0.015)	$—	$1.00	1.50%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.24
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
Class D
2023[1]	$1.00	$0.016		$(0.016)	$—	$1.00	1.57%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
Class P
2023[1]	$1.00	$0.018		$(0.018)	$—	$1.00	1.80%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.07
Class T
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.67%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.36
2021[5]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.72%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.40
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22

54	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class X
2023[1]	$1.00	$0.018		$(0.018)	$—	$1.00	1.80%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
Class Y
2023[1]	$1.00	$0.016		$(0.016)	$—	$1.00	1.65%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
Class Z
2023[1]	$1.00	$0.018		$(0.018)	$—	$1.00	1.78%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34
[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2023[1]	$338,517	0.75%	3.09%	0.75%	3.09%
2022	209,603	0.34	0.26	0.75	(0.15)
2021	200,750	0.09	0.01	0.77	(0.67)
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
Class D
2023[1]	$1,729,998	0.60%	3.16%	0.60%	3.16%
2022	1,773,929	0.28	0.27	0.60	(0.05)
2021	1,968,085	0.09	0.01	0.62	(0.52)
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
Class P
2023[1]	$2,488,539	0.15%	3.79%	0.20%	3.74%
2022	1,381,010	0.09	0.33	0.20	0.22
2021	2,511,825	0.05	0.02	0.22	(0.15)
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2023[1]	$573,816	0.40%	3.44%	0.40%	3.44%
2022	431,310	0.23	0.36	0.40	0.19
2021[5]	402,360	0.08	0.01	0.42	(0.33)
Class V
2023[1]	$1,042,672	0.30%	3.60%	0.30%	3.60%
2022	615,390	0.17	0.34	0.30	0.21
2021	636,668	0.09	0.01	0.32	(0.22)
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15

56	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2023[1]	$12,249,724	0.14%	3.73%	0.20%	3.67%
2022	8,609,415	0.10	0.54	0.20	0.44
2021	6,677,792	0.07	0.03	0.22	(0.12)
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
Class Y
2023[1]	$3,447,351	0.45%	3.34%	0.45%	3.34%
2022	2,883,223	0.23	0.32	0.45	0.10
2021	2,823,404	0.09	0.01	0.47	(0.37)
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
Class Z
2023[1]	$14,567,491	0.18%	3.61%	0.20%	3.59%
2022	12,580,830	0.12	0.43	0.20	0.35
2021	12,540,215	0.08	0.02	0.23	(0.13)
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28

[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2023[1]	$1.00	$0.014		$(0.014)	$—	$1.00	1.44%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016		(0.016)	—	1.00	1.57
2018	1.00	0.007		(0.007)	—	1.00	0.74
Class D
2023[1]	$1.00	$0.015		$(0.015)	$—	$1.00	1.52%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017		(0.017)	—	1.00	1.72
2018	1.00	0.009		(0.009)	—	1.00	0.89
Class T
2023[1]	$1.00	$0.016		$(0.016)	$—	$1.00	1.62%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.28
2021[4]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class V
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.67%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020		(0.020)	—	1.00	2.03
2018	1.00	0.012		(0.012)	—	1.00	1.20

58	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class Y
2023[1]	$1.00	$0.016		$(0.016)	$—	$1.00	1.59%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019		(0.019)	—	1.00	1.87
2018	1.00	0.010		(0.010)	—	1.00	1.04
Class Z
2023[1]	$1.00	$0.017		$(0.017)	$—	$1.00	1.72%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.37
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021		(0.021)	—	1.00	2.13
2018	1.00	0.013		(0.013)	—	1.00	1.30

[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2023[1]	$44,061	0.75%	2.94%	0.76%	2.93%
2022	32,752	0.29	0.13	0.76	(0.34)
2021	55,228	0.09	0.00	0.79	(0.70)
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
Class D
2023[1]	$61,631	0.60%	3.04%	0.61%	3.03%
2022	73,142	0.22	0.14	0.61	(0.25)
2021	89,199	0.09	0.00	0.64	(0.55)
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
Class T
2023[1]	$90,006	0.40%	3.27%	0.41%	3.26%
2022	83,118	0.22	0.26	0.41	0.07
2021[4]	110,639	0.08	0.00	0.43	(0.35)
Class V
2023[1]	$211,795	0.30%	3.46%	0.31%	3.45%
2022	115,480	0.17	0.29	0.31	0.15
2021	130,210	0.09	0.00	0.33	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13

60	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class Y
2023[1]	$436,093	0.45%	3.17%	0.46%	3.16%
2022	534,323	0.19	0.19	0.46	(0.08)
2021	710,358	0.09	0.00	0.48	(0.39)
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
Class Z
2023[1]	$2,466,749	0.20%	3.43%	0.21%	3.42%
2022	3,058,531	0.13	0.36	0.21	0.28
2021	2,967,174	0.08	0.01	0.23	(0.14)
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20

[1]	For the six-month period ended February 28, 2023 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	61

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and
shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates

62	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2023, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	63

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and
shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2023, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$40,418,133	$—	$40,418,133
U.S. Government Agency Debt	—	18,260,643	—	18,260,643
U.S. Government Agency Repurchase Agreements	—	4,700,000	—	4,700,000
U.S. Treasury Debt	—	4,325,843	—	4,325,843
Investment Companies	900,000	—	—	900,000
Total Investments	$900,000	$67,704,619	$—	$68,604,619
Institutional Prime Obligations Fund
Other Repurchase Agreements	$—	$280,000	$—	$280,000
Financial Company Commercial Paper	—	204,057	—	204,057
Certificates of Deposit	—	184,558	—	184,558
U.S. Treasury Repurchase Agreements	—	160,975	—	160,975
Asset Backed Commercial Paper	—	136,968	—	136,968
Non-Negotiable Time Deposits	—	95,000	—	95,000
Non-Financial Company Commercial Paper	—	74,844	—	74,844
Variable Rate Demand Note	—	5,500	—	5,500
U.S. Government Agency Debt	—	4,994	—	4,994
Other Instrument	—	3,006	—	3,006
Total Investments	$—	$1,149,902	$—	$1,149,902
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$698,000	$—	$698,000
Financial Company Commercial Paper	—	444,196	—	444,196
Certificates of Deposit	—	413,931	—	413,931
U.S. Treasury Repurchase Agreements	—	373,750	—	373,750
Asset Backed Commercial Paper	—	372,505	—	372,505
Non-Negotiable Time Deposits	—	237,159	—	237,159
Non-Financial Company Commercial Paper	—	169,458	—	169,458
U.S. Government Agency Debt	—	10,000	—	10,000
Other Instrument	—	7,004	—	7,004
Total Investments	$—	$2,726,003	$—	$2,726,003
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$317,635	$—	$317,635
Non-Financial Company Commercial Paper	—	27,500	—	27,500
Other Municipal Securities	—	23,100	—	23,100
Total Investments	$—	$368,235	$—	$368,235
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$32,047,142	$—	$32,047,142
U.S. Treasury Debt	—	4,500,779	—	4,500,779
Total Investments	$—	$36,547,921	$—	$36,547,921
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$3,568,638	$—	$3,568,638
Total Investments	$—	$3,568,638	$—	$3,568,638

Refer to each fund’s Schedule of Investments for further security classification.

64	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

During the six-month period ended February 28, 2023, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

In December 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a new rule, Rule 2a-5, that establishes requirements for determining fair value in good faith for purposes of the Investment Company Act with a compliance date of September 8, 2022. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted related recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective July 1, 2022, and there was no material impact to the Funds.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 28, 2023, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of February 28, 2023, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $45,000 or 3.9% of total net assets and $87,000 or 3.2% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2023, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	65

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and
shares are rounded to thousands (000 omitted)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

The distributions paid during the six-month period ended February 28, 2023 and fiscal year ended August 31, 2022 (adjusted by dividends payable as of February 28, 2023 and August 31, 2022, respectively) were as follows:

	February 28, 2023
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,094,472	$—	$69	$1,094,541
Institutional Prime Obligations Fund	21,099	—	—	21,099
Retail Prime Obligations Fund	40,984	—	—	40,984
Retail Tax Free Obligations Fund	—	3,783	—	3,783
Treasury Obligations Fund	550,545	—	—	550,545
U.S. Treasury Money Market Fund	53,623	—	—	53,623

	August 31, 2022
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$214,883	$—	$2	$214,885
Institutional Prime Obligations Fund	3,500	—	—	3,500
Retail Prime Obligations Fund	5,777	—	—	5,777
Retail Tax Free Obligations Fund	184	349	—	533
Treasury Obligations Fund	71,559	—	—	71,559
U.S. Treasury Money Market Fund	8,240	—	—	8,240

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2022.

As of August 31, 2022, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$123,652	$—	$69	$—	$—	$123,721
Institutional Prime Obligations Fund	2,275	—	—	—	(67)	2,208
Retail Prime Obligations Fund	4,291	—	—	—	—	4,291
Retail Tax Free Obligations Fund	—	485	—	(16)	—	469
Treasury Obligations Fund	49,816	—	—	(40)	—	49,776
U.S. Treasury Money Market Fund	5,630	—	—	(78)	—	5,552

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2022.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As

66	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

of August 31, 2022, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $16, $40, and $78, respectively.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 28, 2023.

Pursuant to exemptive relief granted by the SEC, each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount	[1]
Repurchase Agreements
Government Obligations Fund	$45,118,133	$—	$45,118,133	$—	$(45,118,133)	$—
Institutional Prime Obligations Fund	440,975	—	440,975	—	(440,975)	—
Retail Prime Obligations Fund	1,071,750	—	1,071,750	—	(1,071,750)	—
Treasury Obligations Fund	32,047,142	—	32,047,142	—	(32,047,142)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and
shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$4,000,000	$700,000	$—	$—	$4,700,000
U.S. Treasury	37,918,133	2,200,000	300,000	—	40,418,133
Total	$41,918,133	$2,900,000	$300,000	$—	$45,118,133
Institutional Prime Obligations Fund
Other	$215,000	$20,000	$45,000	$—	$280,000
U.S. Treasury	160,975	—	—	—	160,975
Total	$375,975	$20,000	$45,000	$—	$440,975
Retail Prime Obligations Fund
Other	$581,000	$30,000	$87,000	$—	$698,000
U.S. Treasury	373,750	—	—	—	373,750
Total	$954,750	$30,000	$87,000	$—	$1,071,750
Treasury Obligations Fund
U.S. Treasury	$30,347,142	$1,500,000	$200,000	$—	$32,047,142
Total	$30,347,142	$1,500,000	$200,000	$—	$32,047,142

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2023.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

68	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2023 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $10,490, $242, $235, $193, $5,540, and $216, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2023.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and shares are rounded to thousands (000 omitted)

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 28, 2023, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING ( 1 2 B - 1 ) F E E S – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2023:

Fund	Amount
Government Obligations Fund	$3,471
Retail Prime Obligations Fund	428
Retail Tax Free Obligations Fund	37
Treasury Obligations Fund	1,521
U.S. Treasury Money Market Fund	87

SHAREHOLDER SERVICING (NON - 12B - 1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25%

70	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2023:

Fund	Amount
Government Obligations Fund	$20,055
Institutional Prime Obligations Fund	374
Retail Prime Obligations Fund	2,147
Retail Tax Free Obligations Fund	378
Treasury Obligations Fund	7,291
U.S. Treasury Money Market Fund	853

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 >	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

		Reinvestments		Net increase
	Sales	of distributions	Redemptions	(decrease)
Six-Month Period Ended February 28, 2023
Class T	120,266	—	(102,718)	17,548
Class V	61,418	16	(51,691)	9,743
Class Y	543,137	22	(552,328)	(9,169)
Class Z	1,702,152	1,873	(1,841,291)	(137,266)
Year Ended August 31, 2022
Class T	239,633	—	(241,515)	(1,882)
Class V	82,095	1	(76,653)	5,443
Class Y	865,286	3	(861,432)	3,857
Class Z	3,782,931	390	(3,948,570)	(165,249)

5 >	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2023, the percentage of portfolio investments by each category was as follows:

Retail Tax Free
Obligations Fund
Weekly Variable Rate Demand Notes	74.5%
Other Municipal Notes & Bonds	9.8
Daily Variable Rate Demand Notes	8.2
Commercial Paper & Put Bonds	7.5
100.0%

FIRST AMERICAN FUNDS 2023	SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 28, 2023), all dollars and
shares are rounded to thousands (000 omitted)

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 28, 2023, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	82.8%
Non-Financial Company Commercial Paper	7.4
Other Municipal Securities	6.3
General Obligations	3.5
100.0%

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

8 >	Government Obligations Fund – Share Issuance

As previously disclosed in the annual report for the period ended August 31, 2021, Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the fund’s board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 8, 2021, on which date articles of amendment to FAF’s articles of incorporation, which authorized the issuance of additional shares, were filed with the Minnesota Secretary of State. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

72	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic benefits of being a shareholder of the fund.

In part to address the over-issuance, the fund’s board of directors has approved, subject to shareholder approval, the reorganization of the fund into a newly created fund (Government Obligations Fund, a series of First American Funds Trust, a Massachusetts business trust (“FAF Trust”)). FAF Trust initially filed registration statements on Form N-1A and Form N-14 on October 27, 2021 and November 18, 2021, respectively. The registration statements are pending SEC staff review and the date of their effectiveness is uncertain. The registration statements are available on the SEC’s website at www.sec.gov.

9 >	Government Obligations Fund – Restatement

Subsequent to the issuance of the annual report for the period ended August 31, 2022, Government Obligations Fund (the “fund”) determined the over-issued shares (as such shares are described in note 8 above) should be accounted for as a liability in the fund’s financial statements. Notwithstanding the change in accounting treatment, each holder of shares of the fund’s Class X and Class Z shares (including those holding over-issued shares) experienced the full economic benefits of being a shareholder of the fund, as further explained in note 8 above.

The over-issued shares had previously been treated as portfolio capital in the Statement of Assets and Liabilities for the fund. The fund has restated its statements of assets and liabilities, the schedules of investments, statements of operations, statements of changes in net assets, and financial highlights for the fiscal years ended August 31, 2022, August 31, 2021, and August 31, 2020, and the semiannual periods ended February 28, 2022, February 28, 2021, and February 29, 2020 to treat the over-issued shares as a liability. The restatement adjustments had no effect on the fund’s reported net asset values during the reporting periods.

Because shares of the fund are generally held through omnibus accounts at financial intermediaries authorized to distribute fund shares, the fund and fund management are not able to determine with certainty the holders of fund shares within a given omnibus account that held over-issued shares at any given point in time during the periods subject to the restatement. In preparing the restated financial statements, fund management determined the number of outstanding over-issued shares by accounting for redemptions at the omnibus account level as received during the day and subscriptions in the aggregate at the end of the day. This methodology is consistent with the fund’s standard operating procedures related to the processing of daily redemptions and subscriptions and was consistently applied for all periods subject to restatement.

10	>	Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2023, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT	73

Notice to Shareholders	February 28, 2023 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-MFP INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

74	FIRST AMERICAN FUNDS	2023 SEMIANNUAL REPORT

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Board of Directors	First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation

Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.

Director of Cboe Global Markets, Inc.

Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.

Director of the Manitowoc Company

Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.

Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland State University College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	700 Nicollet Mall
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 500
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset	Quasar Distributors, LLC	COUNSEL
Management, Inc.	111 East Kilbourn Avenue	Ropes & Gray LLP
800 Nicollet Mall	Suite 2200	191 North Wacker Drive
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606

TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0038-23 4/2023 SAR MONEY

(b) Not applicable.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13—Exhibits

(a)(1)	Code of Ethics - Not applicable to the semi-annual report.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: May 5, 2023